Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 26,133	$ 7,077
Restricted cash	1,314	1,216
Trade accounts receivable	1,191	1,455
Inventories	1,605	1,729
Prepaid expenses and other current assets	812	1,072
Total current assets	31,055	12,549
Fixed assets, net	23,950	19,560
Intangibles, net	8,912	11,178
Other assets, net	2,645	667
Total assets	66,562	43,954
Current liabilities:
Accounts payable	6,038	6,994
Accrued expenses	3,260	3,478
Current portion of royalty interest obligation	1,575	1,599
Current portion of deferred revenue	2,267	2,346
Current portion of long-term debt	3,182
Total current liabilities	16,322	14,417
Related party debt, including accrued interest	49,795	22,173
Long-term debt	21,869
Royalty interest obligation, excluding current portion	2,996	3,647
Deferred revenue, excluding current portion	18,138	20,387
Contingent purchase liability	2,042	2,042
Deferred rent	1,331	1,177
Other long-term liabilities	2,452	3,060
Total liabilities	114,945	66,903
Commitments and contingencies
Stockholders' deficit:
Preferred stock, par value $0.001, 88,000,000 shares authorized, 6,322,640 issued and outstanding at December 31, 2010 and 2009 (liquidation preference of $85,000,000)	6	6
Common stock, par value $0.001, 120,000,000 shares authorized, 575,095 shares issued and 574,030 shares outstanding at December 31, 2010; 573,920 shares issued and outstanding at December 31, 2009	1	1
Additional paid-in capital	88,523	86,806
Accumulated deficit	(136,911)	(109,762)
Total stockholders' deficit excluding treasury stock	(48,381)	(22,949)
Less: treasury stock, 1,065 shares at cost	(2)
Total stockholders' equity (deficit)	(48,383)	(22,949)
Total liabilities and stockholders' equity (deficit)	$ 66,562	$ 43,954

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	88,000,000	88,000,000
Preferred stock, shares issued	0	6,322,640	6,322,640
Preferred stock, shares outstanding	0	6,322,640	6,322,640
Preferred stock, liquidation preference (in dollars)		$ 85,000,000	$ 85,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	120,000,000	120,000,000
Common stock, shares issued	17,229,892	575,095	573,920
Common stock, shares outstanding	17,228,827	574,030	573,920
Treasury stock, shares	1,065	1,065	1,065

Consolidated Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Supply revenue	$ 7,640	$ 6,324	$ 6,852
Royalties	3,705	4,044	3,648
Collaborative licensing and development revenue	3,217	4,638	3,425
Total revenues	14,562	15,006	13,925
Operating expenses:
Cost of revenues	12,276	12,301	17,463
Research and development	18,628	26,233	33,214
Selling, general and administrative	6,030	5,020	8,611
Total operating expenses	36,934	43,554	59,288
Loss from operations	(22,372)	(28,548)	(45,363)
Other income	150	367	(224)
Loss on early extinguishment of debt	(184)
Interest:
Interest income	146	77	235
Interest expense	(3,959)	(1,723)
Royalty interest obligation	(930)	(1,880)	3,490
Net loss	$ (27,149)	$ (31,707)	$ (41,862)
Basic and diluted net loss per common share (in dollars per share)	$ (47.29)	$ (55.32)	$ (79.23)
Weighted average common shares outstanding-basic (in shares)	574,072	573,118	528,357
Weighted average common shares outstanding-diluted (in shares)	574,072	573,118	528,357

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balances at Dec. 31, 2007	$ 8,937	$ 3	$ 1	$ 45,126	$ (36,193)
Balances (in shares) at Dec. 31, 2007		3,347	465
Increase (Decrease) in Equity
Issuance of preferred stock	40,000	3		39,997
Issuance of preferred stock (in shares)		2,975
Exercise of stock options	173			173
Exercise of stock options (in shares)			107
Share-based compensation	242			242
Net loss	(41,862)				(41,862)
Balances at Dec. 31, 2008	7,490	6	1	85,538	(78,055)
Balances (in shares) at Dec. 31, 2008		6,322	572
Increase (Decrease) in Equity
Exercise of stock options	3			3
Exercise of stock options (in shares)			2
Share-based compensation	524			524
Issue of warrants to landlord	204			204
Debt discount from beneficial conversion features and issuance of warrants with convertible notes	537			537
Net loss	(31,707)				(31,707)
Balances at Dec. 31, 2009	(22,949)	6	1	86,806	(109,762)
Balances (in shares) at Dec. 31, 2009		6,322	574
Increase (Decrease) in Equity
Exercise of stock options	2			2
Exercise of stock options (in shares)			1
Share-based compensation	23			23
Debt discount from beneficial conversion features and issuance of warrants with convertible notes	1,692			1,692
Purchase of treasury stock	(2)					(2)
Net loss	(27,149)				(27,149)
Balances at Dec. 31, 2010	(48,383)	6	1	88,523	(136,911)	(2)
Balances (in shares) at Dec. 31, 2010		6,322	575
Increase (Decrease) in Equity
Issuance of preferred stock	37,109		6	37,103
Issuance of preferred stock (in shares)			6,000
Exercise of stock options	12			12
Exercise of stock options (in shares)			7
Share-based compensation	1,965			1,965
Net loss	(28,045)				(28,045)
Balances at Sep. 30, 2011	$ 13,875		$ 17	$ 178,821	$ (164,956)	$ (2)
Balances (in shares) at Sep. 30, 2011			17,229

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net loss	$ (27,149)	$ (31,707)	$ (41,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,071	4,146	4,227
Amortization of other assets and unfavorable lease obligation	35	(314)	(396)
Amortization of note discounts and warrants	146	600
Impairment loss			125
Loss on disposal of fixed assets	11	1,707	301
Share-based compensation	23	524	242
Change in royalty interest obligation	(675)	185	(5,183)
Changes in operating assets and liabilities:
Restricted cash	(98)	(34)	248
Trade accounts receivable	264	1,130	(1,562)
Inventories	124	299	277
Other current assets	146	244	(40)
Accounts payable	(612)	(4,438)	4,807
Other liabilities	1,009	2,724	(2,122)
Deferred revenue	(2,329)	3,793	11,303
Deferred rent	154	303	446
Net cash used in operating activities	(24,880)	(20,838)	(29,189)
Investing activities:
Purchase of fixed assets	(6,770)	(5,509)	(5,840)
Proceeds from sale of fixed assets	1		2
Net cash used in investing activities	(6,769)	(5,509)	(5,838)
Financing activities:
Proceeds from issuance of preferred stock			40,000
Proceeds from exercise of stock options and issuance of common stock	2	3	173
Purchase of treasury stock	(2)
Proceeds from convertible notes	7,500	10,625
Proceeds from secured promissory notes and credit facility	56,250	10,625
Payoff of credit facility	(11,250)
Financing costs	(1,795)	(215)
Net cash provided by financing activities	50,705	21,038	40,173
Net increase (decrease) in cash and cash equivalents	19,056	(5,309)	5,146
Cash and cash equivalents, beginning of period	7,077	12,386	7,240
Cash and cash equivalents, end of period	26,133	7,077	12,386
Supplemental cash flow information
Cash paid for interest	2,097	1,714	1,692
Non cash investing and financing activities:
Accrual for repurchase of intangibles		323	294
Accrued fixed asset purchases		2,254	3,682
Value of warrants issued with debt and beneficial conversion feature	1,692	537
Value of warrants issued to landlord		204
Accrued financing cost	$ 500

BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
BUSINESS
BUSINESS

Note 1—DESCRIPTION OF BUSINESS

        Pacira Pharmaceuticals, Inc. and its subsidiaries (collectively, the "Company" or "Pacira") is an emerging specialty pharmaceutical company focused on the development, commercialization and manufacture of proprietary pharmaceutical products, based on its proprietary DepoFoam extended release drug delivery technology, for use in hospitals and ambulatory surgery centers. The Company's lead product EXPAREL, which consists of bupivacaine encapsulated in DepoFoam, was approved by the FDA on October 28, 2011. DepoFoam is also the basis for the Company's other two FDA-approved commercial products, DepoCyt(e) and DepoDur, which the Company manufactures for its commercial partners.

        The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reported for the nine months ended September 30, 2011 net losses of  $28.0 million and cash flows used in operating activities of  $23.4 million. As of September 30, 2011, the Company had stockholders' equity of  $13.9 million. The Company has incurred losses and negative operating cash flow since inception and future losses are anticipated. The Company's continued operations will depend on its ability to raise additional funds through sources such as equity and debt financing and revenues from the commercial sale of EXPAREL. Insufficient funds could require the Company to delay, scale back or eliminate one or more of its research and development programs. The ability of the Company to continue as a going concern is dependent on improving the Company's profitability and cash flow and securing additional financing. While the Company believes in the viability of its strategy to raise additional funds, and believes that the actions presently being taken by the Company provide the opportunity for it to continue as a going concern, there can be no assurance that any financing will be available on acceptable terms, or at all. These condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.

1.    BUSINESS

        Pacira Pharmaceuticals, Inc., and its subsidiaries (collectively, the "Company" or "Pacira") is an emerging specialty pharmaceutical company focused on the development, commercialization and manufacture of proprietary pharmaceutical products, based on its proprietary DepoFoam drug delivery technology, for use in hospitals and ambulatory surgery centers.

        The Company was incorporated in Delaware under the name Blue Acquisition Corp. in December 2006 and changed its name to Pacira, Inc. in June 2007. In October 2010, the Company changed its name to Pacira Pharmaceuticals, Inc. Pacira Pharmaceuticals, Inc. is the holding company for the Company's California operating subsidiary of the same name, which we refer to as PPI-California.

        As further discussed in Note 4, on March 24, 2007, or the Acquisition Date, MPM Capital, Sanderling Ventures, OrbiMed Advisors, HBM BioVentures, the Foundation for Research and their co-investors, or the Investors, through Pacira Pharmaceuticals, Inc., acquired PPI-California, from SkyePharma Holding, Inc., which we refer to as the Acquisition. PPI-California was known as SkyePharma, Inc. prior to the Acquisition.

  Risks and Uncertainties

        The Company is subject to risks common to companies in similar industries and stages of development, including, but not limited to, competition from larger companies, reliance on revenue from few customers and products, new technological innovations, dependence on key personnel, reliance on third-party service providers and vendors, protection of proprietary technology, and compliance with government regulations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation and Principles of Consolidation

        The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, and in accordance with the rules and regulations of the Securities and Exchange Commission, or SEC, for interim reporting. Pursuant to these rules and regulations, certain information and footnote disclosures normally included in complete annual financial statements have been condensed or omitted. Therefore, these interim financial statements should be read in conjunction with the audited annual consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010, filed with the SEC on March 31, 2011.

        The consolidated financial statements at September 30, 2011 and for nine months ended September 30, 2011 and 2010, are unaudited, but includes all adjustments (consisting of only normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial information set forth herein in accordance with GAAP. The balance sheet as of December 31, 2010 has been derived from the audited financial statements included in the Form 10-K for that year. Certain reclassifications were made to conform to the current presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

        The results of operations for the interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. The Company has incurred losses and negative operating cash flow since inception and future losses are anticipated. As further described in Note 8, the Company raised  $42.0 million of gross proceeds, and approximately  $37.1 million in net proceeds after deducting underwriting discounts and commissions and offering expense through an initial public offering completed on February 8, 2011.

  Recently Issued Accounting Guidance

        In September 2011, the Financial Accounting Standards Board, or FASB, released Accounting Standards Update, or ASU, No. 2011-08, "Intangibles-Goodwill and Other." The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (January 1, 2012 for the Company). The Company has determined that this guidance will not have a material impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. ASU No. 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company) and interim and annual periods thereafter. Early adoption is permitted, and full retrospective application is required. Since this ASU pertains to presentation requirements only, the adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

  Changes in Capital Structure

        On January 12, 2011, the Company effected a one-for-10.755 reverse stock split of the Company's outstanding common stock. Stockholders entitled to fractional shares as a result of the reverse stock split received a cash payment for such fractional shares in lieu of receiving fractional shares. The reverse stock split affected all holders of the Company's preferred stock and common stock uniformly. All references to common stock and per share information, except par value, in the accompanying consolidated financial statements and notes thereto have been adjusted retrospectively to reflect the effect of the reverse stock split.

        On February 8, 2011, the Company completed an initial public offering of common stock, as further described in Note 8. Upon the closing of the initial public offering, all outstanding shares of Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, 2010 Convertible Notes, and HBM Secured Notes were converted into 10,647,549 shares of common stock. On February 8, 2011, the Company filed an Amended and Restated Certificate of Incorporation ("Amended Certificate of Incorporation"), whereby the Company (i) increased its authorized common stock from 120,000,000 shares ( $0.001 par value) to 250,000,000 shares ( $0.001 par value), (ii) authorized 5,000,000 shares ( $0.001 par value) of preferred stock, and (iii) eliminated the previously existing series of preferred stock.

  Concentration of Major Customers

        The Company's customers are its commercial, distribution and licensing partners. For the nine months ended September 30, 2011, the Company's three largest customers accounted for 45%, 20% and 19%, respectively, of the Company's revenues. For the nine months ended September 30, 2010, the Company's four largest customers accounted for 52%, 21%, 11% and 10% individually, of the Company's revenues. No other individual customer accounted for more than 10% of the Company's revenues for these periods. The Company is dependent on its commercial partners to market and sell DepoCyt(e) and DepoDur, from which a substantial portion of its revenues is derived. Therefore, the Company's future revenues from these products are highly dependent on commercial and distribution arrangements.

  Per Share Data

        Net loss per share was determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's Series A convertible preferred stock was a participating security, because the stockholders of the Series A Convertible preferred stock were entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

        Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the Series A Convertible Preferred Stock were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per common share no allocation to preferred stock was made.

        Diluted net loss per share is calculated by dividing net loss available to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period. Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and warrants (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two-class method). Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive. No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented. Potentially dilutive securities that would be issued upon the conversion of convertible notes, conversion of Series A convertible preferred stock and the exercise of outstanding warrants and stock options, were 1.4 million and 7.2 million for the nine months ended September 30, 2011 and 2010, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation and Principles of Consolidation

        The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries PPI-California and Pacira Limited. Pacira Limited was incorporated in the United Kingdom and its functional currency is the U.S. dollar. Intercompany accounts and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred losses and negative operating cash flows since inception and future losses are anticipated. As described in Note 18, the Company has raised  $42 million of gross proceeds, before offering costs, through an initial public offering completed on February 8, 2011. Although the offering and our cash resources provide the Company adequate funding for the next 12 months, the longer-term ability of the Company to continue as a going concern is dependent on improving the Company's profitability and cash flows and securing additional financing.

  Reverse Stock Split

        On January 12, 2011, the board of directors of the Company approved, and on January 12, 2011 the stockholders of the Company approved, a one-for-10.755 reverse stock split of the Company's outstanding common stock, which was effected on January 12, 2011. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment for such fractional shares within 180 days following the effective date of the reverse stock split in lieu of receiving fractional shares. The reverse stock split affected all holders of the Company's preferred stock and common stock uniformly. Shares of common stock underlying outstanding stock options were proportionately reduced and the respective exercise prices of the stock options were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company's series A preferred stock and convertible notes were proportionately reduced and the respective conversion prices were proportionately increased. All references to preferred and common stock and per share information, except par value and authorized shares, in these consolidated financial statements and notes have been adjusted to reflect the effects of the reverse stock split.

  Use of Estimates

        The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and contingent liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company's critical accounting policies are those that are both most important to the Company's consolidated financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Because of the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

  Cash and Cash Equivalents

        All highly-liquid investments with maturities of 90 days or less when purchased are considered cash equivalents.

  Restricted Cash

        As further discussed in Note 10, the Company has entered into a financing agreement with Royalty Securitization Trust I ("RST") for the sale of a royalty interest in its DepoCyt(e) and DepoDur supply revenue and royalties. As part of this financing agreement, the Company and RST maintain a lockbox, where all DepoCyt(e) and DepoDur supply revenue and royalties are received. The Company has no minimum payment obligations under this agreement. Commencing on April 1 of every year, the first  $2.5 million received in the lockbox is restricted and will be used to make quarterly payments due to RST, if any, under the agreement during the subsequent 12 month period. On March 31 of the subsequent year, the balance of cash in the lockbox, if any, is remitted to Pacira. The RST agreement terminates on December 31, 2014. The royalty interest agreement pertains only to DepoCyt(e) and DepoDur, and does not include revenue related to EXPAREL or any other product candidates.

  Credit Risk

        Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed Federal insured limits. At December 31, 2010, the Company had cash and cash equivalent balances in excess of Federally insured limits in the amount of approximately  $1.3 million. The Company performs ongoing credit evaluations of its customers, as warranted, and generally does not require collateral. Revenues from the supply of manufactured product for the Company's commercial partners, royalties, contractual services provided to its collaboration partners and licensing and development fees are primarily derived from major pharmaceutical companies that generally have significant cash resources. Allowances for doubtful accounts receivable are maintained based on historical payment patterns, aging of accounts receivable and actual write-off history. As of December 31, 2010 and 2009, no allowances for doubtful accounts were deemed necessary by the Company on its trade accounts receivable.

  Concentration of Major Customers

        The Company's customers are its commercial and collaborative and licensing partners. For the year ended December 31, 2010, the Company's three largest customers accounted for 49%, 21% and 13%, respectively, of the Company's net revenues. For the year ended December 31, 2009, the Company's three largest customers accounted for 44%, 23%, 20%, respectively, of the Company's net revenues. For the year ended December 31, 2008, the Company's four largest customers accounted for 46%, 20%, 16% and 12%, respectively, of the Company's net revenues. No other individual customers accounted for more than 10% of net revenues. As of December 31, 2010, the Company's three largest customers accounted for 66%, 17% and 11%, respectively, of the Company's trade accounts receivables. As of December 31, 2009, the Company's three largest customers accounted for 56%, 26% and 13%, respectively, of the Company's trade accounts receivables. The Company is dependent on these commercial partners to market and sell DepoCyt(e) and DepoDur, from which a substantial portion of its revenues is derived; therefore, the Company's future revenues from these products are highly dependent on these collaboration and distribution arrangements.

        Domestic net revenues for the years ended December 31, 2010, 2009 and 2008 accounted for 48%, 52% and 48% of the Company's net revenues, respectively. Export revenues for the years ended December 31, 2010, 2009 and 2008 accounted for 52%, 48% and 52% of the Company's net revenues, respectively.

  Inventories

        Inventories consist of finished goods held for sale and distribution, raw materials and work in process, and are stated at the lower of cost, which includes amounts related to material, labor and overhead, and is determined using the first-in, first-out ("FIFO") method, or market (net realizable) value. The Company periodically reviews its inventory to identify obsolete, slow-moving or otherwise unsalable inventories, and establishes allowances for situations in which the cost of the inventory is not expected to be recovered. Overhead costs associated with excess manufacturing capacity are charged to cost of revenue, as incurred.

  Fixed Assets

        Fixed assets are recorded at cost, net of accumulated depreciation and amortization. The Company reviews its property, plant and equipment assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Depreciation of fixed assets is provided over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease terms. Useful lives by asset category are as follows:

Asset Category	Years
Manufacturing and laboratory equipment	5 to 10 years
Computer equipment and software	1 to 3 years
Office furniture and equipment	5 years
Leasehold improvements	1 to 9 years (up to the lease term)

  Impairment of Long-Lived Assets

        Intangible assets are recorded at cost, net of accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives on a straight-line basis. Management reviews long-lived assets, including fixed assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value for the Company's long-lived assets is determined using the expected cash flows discounted at a rate commensurate with the risk involved.

  Settlement of Trade Payables

        During April 2009, the Company initiated a payables settlement program with its trade creditors using various settlement arrangements. As of April 30, 2009, total outstanding unsecured trade payables subject to these settlement arrangements were  $14.3 million. These creditors agreed to settle their outstanding balances for an aggregate of  $12.5 million resulting in reduction in payables of  $1.8 million. The Company has recorded a  $1.3 million reduction to the carrying amount of fixed assets and included a  $0.4 million gain in other income on the Company's consolidated statement of operations for the year ended December 31, 2009 and  $0.1 million gain in other income on the Company's consolidated statement of operations for the year ended December 31, 2010. As of December 31, 2010,  $3.3 million related to these settlement arrangements remained outstanding and was included in accounts payable in the Company's consolidated balance sheet.

  Foreign Currencies

        Realized gains and losses from foreign currency transactions are reflected in the consolidated statements of operations and were not significant in any period in the years ended December 31, 2010, 2009 or 2008. All foreign currency receivables and payables are measured at the applicable exchange rate at the end of the reporting period.

  Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. As of December 31, 2010 and 2009, all deferred tax assets were fully offset by a valuation allowance.

        The Company accrues interest and penalties, if any, on underpayment of income taxes related to unrecognized tax benefits as a component of income tax expense in its consolidated statements of operations.

  Revenue Recognition

        Supply Revenue—The Company recognizes revenue from products manufactured and supplied to its commercial partners, when the following four basic revenue recognition criteria under the related accounting guidance are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. The product can be returned within contracted specified time frames if it does not meet the applicable inspection tests. The Company estimates its return reserves based on its experience of historical return rates.

        Royalties—The Company recognizes revenue from royalties based on sales of its products into the marketplace by its commercial partners. Royalties are recognized as earned in accordance with contract terms when they can be reasonably estimated and collectability is reasonably assured. The Company's commercial partners are obligated to report their net product sales and the resulting royalty due to the Company within 60 days from the end of each quarter. Based on historical product sales, royalty receipts and other relevant information, the Company accrues royalty revenue each quarter.

        Collaborative licensing and development revenue—The Company recognizes revenue from reimbursements received in connection with feasibility studies and development work for third parties who desire to utilize its DepoFoam extended release drug delivery technology for their products, when the Company's contractual services are performed, provided collectability is reasonably assured. The Company's principal costs under these agreements include its personnel conducting research and development, and its allocated overhead, as well as research and development performed by outside contractors or consultants.

        The Company recognizes revenues from non-refundable up-front license fees received under collaboration agreements ratably over the performance period as determined under the collaboration agreement (estimated development period in the case of development agreements, and contract period or longest patent life in the case of supply and distribution agreements). If the estimated performance period is subsequently modified, the Company will modify the period over which the up-front license fee is recognized accordingly on a prospective basis. Upon termination of a collaboration agreement, any remaining non-refundable license fees received by the Company, which had been deferred, are generally recognized in full. All such recognized revenues are included in collaborative licensing and development revenue in the Company's consolidated statements of operations.

        The Company recognizes revenue from milestone payments received under collaboration agreements when earned, provided that the milestone event is substantive, its achievability was not reasonably assured at the inception of the agreement, the Company has no further performance obligations relating to the event, and collectability is reasonably assured. If these criteria are not met, the Company recognizes milestone payments ratably over the remaining period of the Company's performance obligations under the collaboration agreement. All such recognized revenues are included in collaborative licensing and development revenue in the Company's consolidated statements of operations.

  Research and Development Expenses

        Research and development expenses consist of costs associated with products being developed internally, and include related personnel expenses, laboratory supplies, active pharmaceutical ingredients, manufacturing supplies, facilities costs, preclinical and clinical trial costs, and other outside service fees. The Company expenses research and development costs as incurred. A significant portion of the Company's development activities are outsourced to third parties, including contract research organizations. In such cases, the Company may be required to make estimates of related service fees to be accrued.

  Per Share Data

        Net loss per share is determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares. Basic net loss per share is computed by dividing net loss available (attributable) to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the Series A Convertible Preferred Stock are not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per common share no allocation to preferred stock was made for the years ended December 31, 2010, 2009 and 2008.

        Diluted net loss per share is calculated by dividing net loss available (attributable) to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period. Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two-class method). Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive. No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented. Potentially dilutive securities that would be issued upon the conversion of convertible notes, conversion of Series A convertible preferred stock and the exercise of outstanding warrants and stock options, were 8.9 million, 7.2 million and 6.6 million as of December 31, 2010, 2009 and 2008, respectively.

  Share-Based Compensation

        The Company's share-based compensation programs include grants of stock options to employees, consultants and non-employee directors. The expense associated with these programs is recognized in the Company's consolidated statements of operations based on their fair values as they are earned by the employees, consultants and non-employee directors under the applicable vesting terms.

        The valuation of stock options is an inherently subjective process, since market values are generally not available for long-term, non-transferable stock options. Accordingly, the Company uses an option pricing model to derive an estimated fair value. In calculating the estimated fair value of stock options granted, the Company uses the Black-Scholes option pricing model which requires the consideration of the following variables for purposes of estimating fair value:

  •
  the stock option exercise price;

  •
  the expected term of the option;

  •
  the grant date fair value of the Company's common stock, which is issuable upon exercise of the option;

  •
  the expected volatility of the Company's common stock;

  •
  expected dividends on the Company's common stock; and

  •
  the risk-free interest rate for the expected option term.

Of the variables above, the Company believes that the selection of an expected term and expected stock price volatility are the most subjective. The Company's historical stock option exercise experience does not provide a reasonable basis upon which to estimate expected term. Accordingly, the Company uses a term based on a simplified method, pursuant to SEC Staff Accounting Bulletin No. 107, Share-based Payment, for "plain vanilla" options. For calculating stock price volatility, the Company utilizes historical stock prices of publicly traded companies that are similar to Pacira.

        The Company estimates the level of award forfeitures expected to occur, and records compensation cost only for those awards that are ultimately expected to vest.

  Segment Reporting

        The Company currently operates in a single operating segment. The Company generates revenue from various sources that result primarily from its revenue from DepoCyt(e) and DepoDur underlying research and development activities. In addition, financial results are prepared and reviewed by management as a single operating segment.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2010
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

3.    RECENT ACCOUNTING PRONOUNCEMENTS

        In October 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2009-13, "Multiple-Deliverable Revenue Arrangements" ("ASU 2009-13"). ASU 2009-13, amends existing revenue recognition accounting pronouncements that are currently within the scope of ASC Subtopic 605-25. This authoritative guidance provides principles for allocation of consideration among its multiple-elements, allowing more flexibility in identifying and accounting for separate deliverables under an arrangement. ASU 2009-13 introduces an estimated selling price method for valuing the elements of a bundled arrangement if vendor-specific objective evidence or third-party evidence of selling price is not available, and significantly expands related disclosure requirements. This guidance is effective on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Alternatively, adoption may be on a retrospective basis, and early application is permitted. The adoption of this guidance is not expected to have any impact on our consolidated financial statements.

        In April 2010, the FASB issued Accounting Standards Update No. 2010-17, "Milestone Method of Revenue Recognition (Topic 605)" ("ASU 2010-17"). This update provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. Authoritative guidance on the use of the milestone method did not previously exist. This guidance is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Alternatively, retrospective adoption is permitted for all prior periods. The adoption of this guidance is not expected to have any impact on our consolidated financial statements.

        Other pronouncements issued by the FASB or other authoritative accounting standards groups with future effective dates are either not applicable or not significant to the consolidated financial statements of the Company.

ACQUISITION OF SKYEPHARMA, INC.	12 Months Ended
Dec. 31, 2010
ACQUISITION OF SKYEPHARMA, INC.
ACQUISITION OF SKYEPHARMA, INC.

4.    ACQUISITION OF SKYEPHARMA, INC.

        Pacira Pharmaceuticals, Inc., a Delaware corporation, is the holding company for a California operating subsidiary of the same name, which we refer to as PPI-California. On the Acquisition Date, MPM Capital, Sanderling Ventures, OrbiMed Advisors, HBM Bioventures, the Foundation for Research and their co-investors, through Pacira Pharmaceuticals, Inc., acquired PPI-California, from SkyePharma Holding, Inc. for an initial purchase price of  $19.6 million.

        At the Acquisition Date, the Company determined that the lease rates associated with the assumed facilities leases were above market rates resulting in a  $3.3 million unfavorable lease accrual as of the Acquisition Date. The unfavorable lease accrual, which is recorded in other long-term liabilities in the Company's consolidated balance sheets, is amortized over the remaining terms of the leases.

        In addition to the initial  $19.6 million purchase price, the Company entered into an earn-out agreement with SkyePharma Holding, Inc. as additional purchase price which was based on Pacira reaching certain revenue milestones following the Acquisition. According to this agreement, Pacira would pay SkyePharma Holding, Inc. royalty payments based on the net revenues of EXPAREL and certain other products from the future yet-to-be-developed biologics product line and milestone payments of up to an aggregate of  $62 million upon the occurrence of the following events: a) first commercial sale in the United States; b) first commercial sale in a major EU country (UK, France, Germany, Italy, or Spain); c) annual net sales reach  $100 million; d) annual net sales reach  $250 million and e) annual net sales reach  $500 million. Additionally, the Company agreed to pay to SkyePharma Holding, Inc. a 3% royalty of its sales of EXPAREL in the United States, Japan, the United Kingdom, France, Germany, Italy and Spain. The fair value of this contingent obligation was  $13.9 million on the Acquisition Date. For business combinations involving contingent consideration (that is, a combination that might result in the acquiring enterprise recognizing additional purchase price in a future period (also referred to as "contingent consideration")), the acquiring enterprise is required to recognize, as if it were a liability, an amount equal to the lesser of: (1) the maximum amount of contingent consideration issuable, and (2) the total amount of negative goodwill. Accordingly, even though the fair value of the contingent consideration was  $13.9 million, the Company recognized only  $2.0 million as a contingent purchase liability as of the Acquisition Date. The carrying amount of the contingent purchase liability to SkyePharma Holding, Inc. was  $2.0 million as of December 31, 2010 and 2009. The Company has not paid any earn-out to SkyePharma Holding, Inc. for the years ended December 31, 2010, 2009 and 2008.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5.    FAIR VALUE MEASUREMENTS

        Financial assets and financial liabilities are required to be measured and reported on a fair value basis using the following three categories for classification and disclosure purposes:

        Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

        Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

        Level 3:    Unobservable inputs that are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company also considers counterparty credit risk in its assessment of fair value.

        The carrying value of financial instruments including cash and cash equivalents, restricted cash, accounts receivable, note receivable, and accounts payable approximate their respective fair values due to the short-term maturities of these instruments and debts. The fair value of the Company's convertible notes (see Note 10) and promissory notes (see Note 10) cannot be practicably determined due to their related party nature. The carrying value of the long-term debt approximates its fair value as of December 31, 2010, due to the timing of its closing which occurred on November 24, 2010 as described further in Note 10.

INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INVENTORIES
INVENTORIES

Note 4—INVENTORIES

        The components of inventories were as follows (in thousands):

	September 30, 2011	December 31, 2010
Raw materials	$822	$1,108
Work-in-process	439	10
Finished goods	406	487

Total	$1,667	$1,605

6.    INVENTORIES         The components of inventories were as follows:

	December 31,
	2010	2009
	(in thousands)
Raw materials	$1,108	$716
Work-in-process	10	48
Finished goods	487	965

Total	$1,605	$1,729

FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FIXED ASSETS
FIXED ASSETS

Note 5—FIXED ASSETS

        Fixed assets, at cost, summarized by major category, consist of the following (in thousands):

	September 30, 2011	December 31, 2010
Machinery and laboratory equipment	$7,349	$7,002
Computer equipment and software	848	765
Office furniture and equipment	157	167
Leasehold improvements	4,332	3,938
Construction in progress	20,489	18,144

Total	33,175	30,016
Less accumulated depreciation	(7,350)	(6,066)

Fixed assets, net	$25,825	$23,950

        Depreciation expense was  $1.3 million and  $1.4 million for the nine months ended September 30, 2011 and 2010 respectively.

7.    FIXED ASSETS

        Fixed assets, at cost, summarized by major category, consist of the following:

	December 31,
	2010	2009
	(in thousands)
Machinery and laboratory equipment	$7,002	$7,124
Computer equipment and software	765	765
Office furniture and equipment	167	167
Leasehold improvements	3,938	3,809
Construction in progress	18,144	12,289

Total	30,016	24,154
Less accumulated depreciation	(6,066)	(4,594)

Fixed assets, net	$23,950	$19,560

        Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was  $1.8 million,  $1.9 million and  $2.0 million, respectively. Depreciation expenses associated with the Company's commercial products are included in cost of revenue. Depreciation expense associated with the Company's products in development are included in research and development expenses. Depreciation expense associated with general and administrative activities are included in selling, general and administrative expenses.

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
INTANGIBLE ASSETS

Note 6—INTANGIBLE ASSETS

        Intangible assets are summarized as follows (in thousands):

	September 30, 2011	December 31, 2010	Estimated Useful Life
Core Technology
Gross amount	$2,900	$2,900	9 years
Accumulated amortization	(1,450)	(1,208)

Net	1,450	1,692

Developed Technology
Gross amount	11,700	11,700	7 years
Accumulated amortization	(7,521)	(6,268)

Net	4,179	5,432

Trademarks and trade names
Gross amount	500	500	7 years
Accumulated amortization	(310)	(253)

Net	190	247

DepoDur Rights
Gross amount	2,058	2,058	Remaining patent life
Accumulated amortization	(673)	(517)	ending November 2018

Net	1,385	1,541

Intangible assets, net	$7,204	$8,912

        Amortization expense for intangibles was  $1.7 million for each of the nine months ended September 30, 2011 and 2010. Amortization expenses associated with the Company's commercial products and developed technology are included in cost of revenues. Amortization expenses associated with the Company's products in development are included in research and development expenses.

        The approximate amortization expense for intangibles, all of which are subject to amortization, is as follows (in thousands):

	Core Technology	Developed Technology	Trademarks and Tradenames	DepoDur Rights	Total
2011 (remaining three months)	$81	$418	$18	$49	$566
2012	322	1,671	76	196	2,265
2013	322	1,671	76	196	2,265
2014	322	419	20	196	957
2015	322	—	—	196	518
Thereafter	81	—	—	552	633

Total	$1,450	$4,179	$190	$1,385	$7,204

8.    INTANGIBLE ASSETS

        Intangible assets consist of core technology, developed technology, DepoDur rights, and trademarks and trade names acquired in the acquisition of SkyePharma, Inc. (see Note 4). Intangible assets are recorded at cost, net of accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives on a straight-line basis.

        Intangible assets are summarized as follows:

	December 31,
			Estimated Useful Life
	2010	2011
	(in thousands)
Core Technology
Gross amount	$2,900	$2,900	9 years
Accumulated amortization	(1,208)	(886)

Net	1,692	2,014

Developed Technology
Gross amount	11,700	11,700	7 years
Accumulated amortization	(6,268)	(4,596)

Net	5,432	7,104

Trademarks and trade names
Gross amount	500	500	7 years
Accumulated amortization	(253)	(176)

Net	247	324

DepoDur Rights
Gross amount	2,058	2,058	Remaining patent life
Accumulated amortization	(517)	(322)	ending November

Net	1,541	1,736	2018

Intangible assets, net	$8,912	$11,178

        Annual amortization expense for intangibles was  $2.3 million,  $2.2 million and  $2.2 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amortization expenses associated with the Company's commercial products and developed technology are included in cost of revenue. Amortization expenses associated with the Company's products in development are included in research and development expenses.

        The approximate amortization expense for intangibles subject to amortization is as follows (in thousands):

	Core Technology	Developed Technology	Trademarks and Trade	DepoDur Rights	Total
2011	$322	$1,671	$76	$196	$2,265
2012	322	1,671	76	196	2,265
2013	322	1,671	76	196	2,265
2014	322	419	19	196	956
2015	322	—	—	196	518
Thereafter	82	—	—	561	643

Total	$1,692	$5,432	$247	$1,541	$8,912

        Intangibles are evaluated for potential impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recorded to the extent the asset's carrying value is in excess of the fair value of the asset. When fair values are not readily available, the Company estimates fair values using expected discounted future cash flows. During 2008, the Company recorded an impairment loss of  $125,000, primarily related to the Company's DepoDur trademark. The DepoDur trademark was determined to be impaired because the Company's revised estimates of future sales were significantly lower than its prior estimates. Such impairment losses are reflected in costs of revenue in the Company's consolidated statements of operations. No impairment loss was recorded in 2010 and 2009.

OTHER BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2010
OTHER BALANCE SHEET DETAILS
OTHER BALANCE SHEET DETAILS

9.    OTHER BALANCE SHEET DETAILS

        Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2009
	(in thousands)
Prepaid expenses	$569	$761
Other	243	311

Total	$812	$1,072

        Other assets consist of the following:

	December 31,
	2010	2009
	(In thousands)
Deferred financing costs, net	$590	$133
Deferred IPO costs	1,407	—
Note receivable—EKR	583	470
Other	65	64

Total	$2,645	$667

        Accrued expenses consist of the following:

	December 31,
	2010	2009
	(in thousands)
Compensation and benefits	$643	$518
Lease rent deferral—current portion	1,125	1,705
Other	1,492	1,255

Total	$3,260	$3,478

DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DEBT
DEBT

Note 7—DEBT AND FINANCING OBLIGATIONS

        The composition of the Company's debt and financing obligations is as follows (in thousands):

	September 30, 2011	December 31, 2010
Related party debt, including accrued interest:
2009 Convertible Notes	$—	$11,655
2009 Secured Notes	—	12,324
2010 Secured Notes	—	15,462
2010 HBM Secured Notes	—	3,945
2010 Convertible Notes, net of debt discount	—	6,409

	—	49,795

Financing obligations:
Hercules Note, current portion	4,871	3,182
Hercules Note, long-term portion, net of debt discount	20,603	21,869
Royalty interest obligation, current portion	1,293	1,575
Royalty interest obligation, long-term portion	1,842	2,996

	28,609	29,622

Total debt and financing obligations	$28,609	$79,417

  2009 Convertible Notes

        Upon completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $11.7 million under the 2009 Convertible Notes was converted into 871,635 shares of common stock.

  2009 Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $12.5 million under the 2009 Secured Notes was converted into an aggregate of 927,881 shares of common stock.

  2010 Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $15.5 million under the 2010 Secured Notes was converted into an aggregate of 1,156,606 shares of common stock.

  2010 Convertible Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal on the 2010 Convertible Notes of  $7.5 million was converted into an aggregate of 1,071,428 shares of common stock. Due to this conversion, the combined value of  $1.1 million representing the warrants, which were issued in connection with the issuance and sale of the 2010 Convertible Notes, and the beneficial conversion feature was amortized in full.

  HBM Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $4.0 million, and an early prepayment penalty, under the HBM Secured Notes was converted into 297,359 shares of common stock.

  Hercules Note

        The outstanding principal on the term loan (Hercules Note) under the Hercules Credit Facility entered into on November 24, 2010 was  $26.3 million as of September 30, 2011 and December 31, 2010. The term loan under the Hercules Credit Facility is comprised of two tranches, Tranche A and Tranche B. The Tranche A portion of the term loan is comprised of  $11.3 million in principal and carries a floating per annum interest rate equal to 10.25% plus the amount, if any, by which the prime rate exceeds 4.00%. The Tranche B portion of the term loan is comprised of  $15.0 million in principal and carries a floating per annum interest rate equal to 12.65% plus the amount, if any, by which the prime rate exceeds 4.00%. As of September 30, 2011, the blended interest rate on the Hercules Note was 11.62%.

        The Hercules Note provides for an "interest only period" when no principal amounts are due and payable. The interest only period was initially from November 24, 2010 through August 31, 2011, but was extended through November 30, 2011, upon the Company's request after certain conditions were met. See Note 12—Susbequent Events for further discussion. Following the end of the interest only period, the term loan is to be repaid in 33 monthly installments of principal and interest beginning on the first business day after the month in which the interest only period ends. The Company's principal payments as of September 30, 2011 are currently due as follows:  $7.1 million in 2012,  $9.4 million in 2013 and  $9.8 million in 2014.

10. DEBT

        The composition of the Company's debt and financing obligations, including accrued interest, is as follows:

	December 31,
	2010	2009
	(in thousands)
Related party debt, including accrued interest:
2009 Convertible notes	$11,655	$11,124
2009 Secured notes	12,324	11,049
2010 Secured notes	15,462	—
2010 HBM Secured note	3,945	—
2010 Convertible note, net of debt discount	6,409	—

	49,795	22,173

Financing obligations:
Hercules note, current portion	3,182	—
Hercules note, long-term portion, net of debt discount	21,869	—
Royalty interest obligation, current portion	1,575	1,599
Royalty interest obligation, long-term portion	2,996	3,647

	29,622	5,246

Total debt and financing obligations	$79,417	$27,419

CONVERTIBLE NOTES PAYABLE

  2009 Convertible Notes

        In January 2009, the Company sold  $10.63 million aggregate principal amount of unsecured convertible promissory notes, or the 2009 Convertible Notes. The 2009 Convertible Notes were issued with detachable warrants to purchase an aggregate of 158,065 shares of the Company's common stock at an exercise price of  $2.69 per share. In recording the transaction, the Company allocated the proceeds of the 2009 Convertible Notes and the warrants based on their relative fair values. Fair value of the warrants was determined using the Black-Scholes valuation model and allocated to additional paid-in capital. It was also determined that the 2009 Convertible Notes contained a beneficial conversion feature since the fair value of the common stock issuable upon the conversion of the notes exceeded the value allocated to the notes. The Company recognized and measured the embedded beneficial conversion feature of each of the 2009 Convertible Notes by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The intrinsic value of the beneficial conversion feature was calculated at the commitment date as the difference between the conversion price and the fair value of the securities into which the convertible instruments were convertible.

        The 2009 Convertible Notes accrue interest at an annual rate of 5% payable at maturity or at the time of conversion. In connection with entering into the Hercules Credit Facility, as described further below, the maturity dates of the 2009 Convertible Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. Also in connection with entering into the Hercules Credit Facility, the holders of the 2009 Convertible Notes entered into a subordination agreement with Hercules pursuant to which the 2009 Convertible Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, holders of the 2009 Convertible Notes had entered into an inter-creditor agreement with the holders of the 2009 Secured Notes and the 2010 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        Upon the closing of a Qualified Financing (as defined below), unless the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes have elected Optional Conversion of the 2009 Convertible Notes as described below, all outstanding principal and accrued interest under the 2009 Convertible Notes will automatically convert into shares of the same class and series of capital stock of the Company issued to investors in the Qualified Financing at a conversion price per share equal to the price per share paid by other investors in the Qualified Financing. A "Qualified Financing" means the next sale of preferred stock of the Company (i) with gross proceeds to the Company (including proceeds from any indebtedness of the Company that converts into equity in such financing) of at least  $10 million or (ii) that is designated as a "Qualified Financing" by the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes. Additionally, the 2009 Convertible Notes and any unpaid interest may be converted to Series A convertible preferred stock upon the election by the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes with a conversion price paid per share equal to the price per share of Series A convertible preferred stock at the time of conversion ("Optional Conversion"). The warrants have an exercise price per share of  $2.69 and will expire on January 21, 2014.

        In the event of the completion of a merger or consolidation, sale of all the Company's assets or common stock or voluntary or involuntary liquidation, prior to full payment of the 2009 Convertible Notes or prior to the time when the 2009 Convertible Notes may be converted, the 2009 Convertible Notes will be due and payable with a control premium and the then outstanding principal and unpaid accrued interest and will be senior to all payments of Company common stock and Series A convertible preferred stock. Additionally, the 2009 Convertible Notes are due on demand in the event of default, litigation that threatens to materially and adversely affect the Company's business, operations, assets or results of operations, or bankruptcy by the Company.

        The value of the warrants has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the notes. For the year ended December 31, 2009, the amortization of the discount was  $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        The value of the beneficial conversion feature has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the notes. For the year ended December 31, 2009, the amortization of the discount was  $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        The outstanding principal and accrued interest on the 2009 Convertible Notes was  $11.7 million and  $11.1 million as of December 31, 2010 and 2009, respectively, and annual interest expense associated with these notes was  $0.5 million for the years ended December 31, 2010 and 2009. As further discussed in Note 18, the 2009 Convertible Notes converted into an aggregate of 871,635 shares of common stock upon the Company's initial public offering in February 2011.

  December 2010 Convertible Notes

        On December 29, 2010, the Company sold  $15.0 million in aggregate principal amount of convertible promissory notes, or the December 2010 Convertible Notes, in a private placement to certain of its existing investors. 50% of the principal amount was funded on December 29, 2010. The remaining 50% of the principal amount will be funded in a second closing to occur upon written request of holders of at least 75% of the outstanding principal amount of the December 2010 Convertible Notes on or before the earlier of the completion of the Company's initial public offering or March 31, 2011. In connection with the issuance and sale of the December 2010 Convertible Notes, the Company issued warrants to the holders of the December 2010 Convertible Notes to purchase an aggregate of 167,361 shares of its common stock with an exercise price of  $13.44 per share. Pursuant to the terms of the agreement for the issuance and sale of the December 2010 Convertible Notes, in the event a second closing of the issuance and sale of the December 2010 Convertible Notes occurs, the Company will issue warrants to the holders of the December 2010 Convertible Notes to purchase an additional 167,361 shares of its common stock with an exercise price of  $13.44 per share. The Company's existing investors have indicated they will not purchase the additional  $7.5 million of December 2010 Convertible Notes in the second closing. The December 2010 Convertible Notes will have an interest rate of 5% per year from and after March 31, 2011 and all principal and accrued and unpaid interest on the December 2010 Convertible Notes is due and payable upon the earliest of: (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        Upon completion of the Company's proposed initial public offering (see Note 18), all principal and interest due under the December 2010 Convertible Notes will be converted into shares of the Company's common stock at a conversion price equal to the price per share of common stock sold in the Company's initial public offering. Purchasers of the December 2010 Convertible Notes included certain holders of more than 5% of the Company's capital stock, or entities affiliated with them.

        The fair value of the warrants granted on December 29, 2010 is  $0.5 million and the fair value of the beneficial conversion feature is a corresponding  $0.5 million. The value of the warrants and the beneficial conversion feature was recorded as a discount to the December 2010 Convertible Notes and amortized as a component of interest expense over the original term of the December 2010 Convertible Notes. Upon the completion of the Company's initial public offering, when the December 2010 Convertible Notes are converted into common stock, any unamortized balance will be recognized in full on the date of such event.

        The outstanding principal and accrued interest on the 2010 Convertible Notes was  $7.5 million as of December 31, 2010. As further discussed in Note 18, the 2010 Convertible Notes converted into an aggregate of 1,071,428 shares of common stock upon the Company's initial public offering in February 2011.

SECURED PROMISSORY NOTES

  2009 Secured Notes

        In June 2009, the Company entered into an agreement with certain of its existing investors to issue  $10.63 million in aggregate principal amount of secured notes, or the 2009 Secured Notes. To secure the performance of the Company's obligations under purchase agreement for the 2009 Secured Notes, the Company granted a security interest in all of its assets except the assets that secure the Company's obligations under its agreement with Paul Capital to the investors. In connection with entering into the Hercules Credit Facility, the holders of the 2009 Secured Notes entered into a subordination agreement with Hercules pursuant to which the 2009 Secured Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, 2009 Secured Noteholders had entered into an inter-creditor agreement with the holders of the 2009 Convertible Notes and the 2010 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The 2009 Secured Notes have an interest rate of 12% per year and all principal and accrued and unpaid interest on the 2009 Secured Notes is due on December 31, 2010. In connection with entering into the Hercules Credit Facility, the maturity dates of the 2009 Secured Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        The outstanding principal and accrued interest on the 2009 Secured Notes was  $12.3 million and  $11.0 million as of December 31, 2010 and 2009, respectively, and interest expense associated with these promissory notes was  $1.3 million and  $0.4 million for the years ended December 31, 2010 and 2009, respectively.

  2010 Secured Notes

        In March 2010, the Company entered into an agreement with certain of its existing investors to issue  $15 million in aggregate principal amount of secured notes, or the 2010 Secured Notes. To secure the performance of its obligations under the purchase agreement for the 2010 Secured Notes, the Company granted a subordinated security interest in substantially all of its assets, including its intellectual property assets, to the investors. The investors purchased the entire  $15 million of 2010 Secured Notes in three closings in March, June and September 2010.

        The 2010 Secured Notes have an interest rate of 5% per year and all principal and accrued and unpaid interest is due on December 31, 2010. In connection with entering into the Hercules Credit Facility, as described further below, the maturity dates of the 2009 Secured Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. Also in connection with entering into the Hercules Credit Facility, the holders of the 2010 Secured Notes entered into a subordination agreement with Hercules pursuant to which the 2010 Secured Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, 2010 Secured Noteholders had entered into an inter-creditor agreement with the holders of the 2009 Convertible Notes and the 2009 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The outstanding principal and accrued interest on the 2010 Secured Notes was  $15.5 million as of December 31, 2010 and interest expense associated with these notes was  $0.5 million for the year ended December 31, 2010.

  HBM Term Loan

        On April 30, 2010, the Company entered into a subordinated secured note purchase agreement with entities affiliated with HBM BioVentures, or HBM, to issue  $3.75 million in aggregate principal amount of secured notes, or the HBM Secured Notes, in a private placement. Pursuant to the purchase agreement for the HBM Secured Notes, upon written notice delivered to HBM prior to September 30, 2010, HBM purchased an amount of secured notes set forth in the notice. HBM purchased the entire  $3.75 million of the HBM Secured Notes in three closings in April, June and September 2010. To secure the performance of its obligations under the purchase agreement for the HBM Secured Notes, the Company granted a subordinated security interest in substantially all of its assets, including its intellectual property assets, other than the assets that secure its obligations under its agreement with Paul Capital. The HBM Secured Notes carry an interest rate of approximately 10% per year. In addition, the HBM Secured Notes require a final payment fee if they are prepaid prior to the maturity date. The maturity date of the HBM Secured Notes is the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. On November 24, 2010, the holders of the HBM Secured Notes entered into a subordination agreement with Hercules pursuant to which the HBM Secured Notes were subordinated to the Hercules Credit Facility.

        The outstanding principal and accrued interest on the HBM Secured Notes was  $3.9 million as of December 31, 2010 and interest expense associated with these notes was  $0.2 million for the year ended December 31, 2010.

CREDIT FACILITIES

  GECC Credit Facility

        In April 2010, The Company entered into a credit facility with General Electric Capital Corporation (the "GECC Credit Facility"), with  $11.25 million available for borrowing. The Company borrowed an aggregate principal amount of  $5.62 million at the closing,  $2.81 million on July 1, 2010 and the remaining  $2.81 million on September 2, 2010. Each of the term loans under the GECC Credit Facility carried a fixed interest rate of approximately 10% that was payable monthly. The GECC Credit Facility required no payment of principal for the first year, and then equal principal payments over 24 months until the maturity dates of 3 years from the funding dates. The GECC Credit Facility was secured by a first priority lien on all of the Company's assets other than the assets that secure its obligations under its agreement with Paul Capital, and was guaranteed in full by certain majority investors of the Company (the "guarantors").

        In connection with any prepayments of term loans under the GECC Credit Facility, the Company was required to pay, in addition to all principal and accrued and unpaid interest on such term loan, a final payment fee equal to (i) 0.45% of the original principal amount of such term loan if the prepayment was made or required before the one year anniversary of such term loan, (ii) 2.25% of the original principal amount of such term loan if the prepayment was made or required on or after the one year anniversary of such term loan but before the two year anniversary of such term loan, and (iii) 3.50% of the original principal amount of such term loan if the prepayment was made or required on or after the two year anniversary of such term loan.

        The GECC Credit Facility was guaranteed by the Company and was secured by a first priority lien on all of the assets of both PPI-California and the guarantors, other than the assets that secure its obligations under its agreement with Paul Capital. In addition, the GECC Credit Facility was guaranteed by certain of the Company's investors (other than HBM) on a several and not joint basis which guarantee was limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest under the GECC Credit Facility, but in no event to exceed  $11.25 million in the aggregate. The obligations of the investors under the guarantee is not triggered until the earlier to occur of (i) thirty days after written notice from the agent that the obligations under the GECC Credit Facility have been accelerated, and (ii) the occurrence of a bankruptcy or insolvency event with respect to the borrower, the Company or any of the investor guarantors. The guarantee by the Company's investors of the GECC Credit Facility also included covenants that required each such investor to maintain at all times unfunded commitments from its investors in an amount equal to at least one and one-half times the maximum amount that the investor would have been obligated for under the investor guarantee, and also included certain control requirements with respect to such investors.

        The GECC Loan and Security Agreement contained events of default including payment default, default arising from the breach of the provisions of the GECC Loan and Security Agreement and related documents or the inaccuracy of representations and warranties, attachment default, judgment default, bankruptcy and insolvency, a cross-default provision with respect to other material indebtedness, default based on the unenforceability, invalidity or revocation of a the GECC Loan and Security Agreement or any other related documents (including any guarantee or applicable subordination agreement) or any security interests, the occurrence of a material adverse effect (as defined in the GECC Loan and Security Agreement) and certain changes in control, including if the chief executive officer or chief financial officer of the borrower cease to be involved in the daily operations or management of the business, if certain holders cease to own or control at least 51% of the outstanding capital stock of the Company, if the Company ceased to own or control all the economic and voting rights of the borrower and if the borrower ceased to own or control, directly or indirectly, all of the economic or voting rights of each of its subsidiaries.

        The occurrence of an event of default under the GECC Credit Facility could have triggered the acceleration of the obligations under the GECC Credit Facility or allowed the agent or lenders to exercise other rights and remedies, including rights against the assets which secured the GECC Credit Facility and rights under guarantees provided to support the obligations under the GECC Credit Facility.

        The GECC Loan and Security Agreement contained a number of affirmative and restrictive covenants including reporting requirements, compliance with laws, protection of intellectual property and other collateral covenants, and limitations, subject to certain exceptions set forth in the GECC Loan and Security Agreement, on liens and indebtedness, limitations on dispositions, limitations on mergers and acquisitions, limitations on restricted payments and investments, limitations on transactions with the Company's affiliates, limitations on changes in business, limitations on amendments and waivers of certain agreements, and limitations on waivers and amendments to certain agreements, including certain portions of the Paul Capital agreements, the Company's organizational documents, and documents relating to debt that is subordinate to the Company's obligations under the GECC Credit Facility.

        On November 24, 2010, the GECC Credit Facility was repaid in full, from the proceeds of the term loan under the Hercules Credit Facility, as further described below. The Company incurred a loss on the extinguishment of debt of approximately  $184,000. Interest expense associated with the facility was  $0.3 million for the year ended December 31, 2010.

  Hercules Credit Facility

        On November 24, 2010, the Company entered into a  $26.25 million credit facility with Hercules Technology Growth Capital, Inc. and Hercules Technology III, L.P., as lenders (the "Hercules Credit Facility"). At the closing of the Hercules Credit Facility, the Company entered into a term loan in the aggregate principal amount of  $26.25 million, which was the full amount available under the Hercules Credit Facility. As of December 31, 2010, the entire term loan of  $26.25 million was outstanding. The term loan under the Hercules Credit Facility is comprised of two tranches, Tranche A and Tranche B. The Tranche A portion of the term loan is comprised of  $11.25 million in principal and carries a floating per annum interest rate equal to 10.25% plus the amount, if any, by which the prime rate exceeds 4.00%. Upon the release of the investors' guaranty (described below), the interest rate on the Tranche A portion of the term loan will increase to a floating per annum interest rate equal to 11.00% plus the amount, if any, by which the prime rate exceeds 4.00%. The Tranche B portion of the term loan is comprised of  $15.0 million in principal and carries a floating per annum interest rate equal to 12.65% plus the amount, if any, by which the prime rate exceeds 4.00%. As of December 31, 2010, the interest rate on the Tranche A portion was 10.25% and on the Tranche B portion was 12.65%. Interest on the term loan is payable monthly. If there is an event of default under the Hercules Credit Facility, the Company will be obligated to pay interest at a higher default rate. The proceeds of the term loan under the Hercules Credit Facility have been used to repay the GECC Credit Facility in full and will be used for other general corporate purposes.

        As further consideration to the lenders to provide the term loan to the Company under the Hercules Credit Facility, the Company issued to the lenders a warrant to purchase 178,986 shares of the Company's Series A convertible preferred stock. If after the closing date of the Hercules Credit Facility and prior to the completion of the Company's initial public offering, the Company issues equity securities in a private placement then the lenders may, at their option, exercise the warrant for the same class and type of equity securities that the Company issues in such private placement in lieu of Series A convertible preferred stock. The exercise price for the shares to be issued under the warrant is equal to the lower of  $13.44 per share or the price per share paid in the next private placement. The warrant is valid from the date of issuance until the earlier to occur of ten (10) years from the date of issuance or five (5) years following the effective date of a registration statement for an initial public offering. As further described in Note 18, the Company has completed an initial public offering on February 8, 2011 and no private placement occurred prior to its completion.

        The Hercules Credit Facility provides for an "interest only period" when no principal amounts are due and payable. The interest only period runs initially from November 24, 2010 through August 31, 2011, but can be extended, at the Company's request, to either November 30, 2011 or February 28, 2012 if certain conditions are satisfied. Following the end of the interest only period, the term loan is to be repaid in 33 equal monthly installments of principal and interest beginning on the first business day after the month in which the interest only period ends. Amounts repaid may not be re-borrowed. The Company can, at any time, prepay all or any part of the term loan provided that so long as the investors' guaranty (as described below) is in effect, the Company cannot prepay any part of the Tranche A portion of the term loan without the lenders' consent if any of the Tranche B portion is outstanding. If the investors' guaranty is not in effect, then any prepayments are to be applied pro rata across the outstanding balance of both portions of the term loan. In connection with any prepayments of the term loan under the Hercules Credit Facility, the Company is required to pay, in addition to all principal and accrued and unpaid interest on such term loan, a prepayment charge equal to 1.25% of the principal amount being prepaid. In addition, there is an end of term charge that is payable to the lenders upon the earliest to occur of the maturity date, the prepayment in full of the Company's obligations under the Hercules Credit Facility and the acceleration of the Company's obligations under the Hercules Credit Facility.

        The Hercules Credit Facility is secured by a first priority lien on all of the Company's assets other than the assets that secure the Company's obligations under the Amended and Restated Royalty Interests Assignment Agreement (as described below). In addition, the Hercules Credit Facility is guaranteed by certain of the Company's investors (other than entities affiliated with HBM) on a several and not joint basis, which guarantee is limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest under the Hercules Credit Facility, but in no event exceeding  $11.25 million in the aggregate. The Hercules loan agreement, provides that upon the occurrence of certain circumstances and upon the Company's request, the investors' guarantee may be terminated and released.

        The Hercules loan and security agreement also contains a provision that entitles the lenders to, subject to applicable securities laws and regulatory requirements, a limited right to participate in any equity financings that occur between the closing date of the Hercules Credit Facility and the completion of the Company's initial public offering.

        The Hercules loan and security agreement contains events of default including payment default, default arising from the breach of the provisions of the Hercules loan and security agreement and related documents (including the occurrence of certain changes in control, including if the Company's chief executive officer ceases under certain conditions to be involved in the daily operations or management of the business, or if certain holders of the Company's capital stock cease to retain, after the consummation of certain corporate transactions, shares representing more than 50% of the surviving entity after such transactions (provided that the Company's initial public offering shall not constitute such a change in control)) or the inaccuracy of representations and warranties contained in the loan and security agreement, attachment default, bankruptcy and insolvency, cross-default with respect to certain other indebtedness (including certain events under the Amended and Restated Royalty Interests Assignment Agreement), breach of the terms of any guarantee (including the investors' guarantee) of the Hercules Credit Facility, the occurrence of a material adverse effect (as defined in the Hercules loan and security agreement).

        The occurrence of an event of default under the Hercules Credit Facility could trigger the acceleration of the Company's obligations under the Hercules Credit Facility or allow the lenders to exercise other rights and remedies, including rights against the Company's assets that secure the Hercules Credit Facility and rights under guarantees provided to support the obligations under the Hercules Credit Facility.

        The Hercules loan and security agreement contains a number of affirmative and restrictive covenants, including reporting requirements and other collateral limitations, certain limitations on liens and indebtedness, dispositions, mergers and acquisitions, restricted payments and investments, corporate changes and waivers and amendments to certain agreements, the Company's organizational documents, and documents relating to debt that is subordinate to the Company's obligations under the Hercules Credit Facility.

        In connection with entering into the Hercules Credit Facility, the maturity dates of the 2009 Convertible Notes, the 2009 Secured Notes and the 2010 Secured Notes were extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility (as described above) and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        In connection with entering into the Hercules Credit Facility, the holders of the 2010 Convertible Notes entered into a subordination and intercreditor agreement with the lenders under the Hercules Credit Facility pursuant to which the 2010 Convertible Notes were subordinated to the Hercules Credit Facility. The holders of the 2010 Convertible Notes previously entered into a separate intercreditor agreement with the holders of the 2010 Secured Notes and the 2010 Secured Notes pursuant to which the 2010 Convertible Notes were subordinated to the 2010 Secured Notes and the 2010 Secured Notes, and the holders of the 2010 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The end of term charge of approximately  $0.6 million has been recorded in accrued expenses and as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. The warrants, valued at approximately  $0.6 million, have also been recorded as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. For the year ended December 31, 2010, the combined amortization of the discount was  $32,000. The financing costs of approximately  $0.5 million were capitalized and are being amortized as a component of interest expense over the original term. The outstanding principal and accrued interest on the Hercules Credit Facility was  $26.5 million as of December 31, 2010, and interest expense associated with the facility was  $0.3 million for the year ended December 31, 2010.

  Sale of Royalty Interests

        In 2000, PPI-California and SkyePharma PLC entered into a Royalty Interests Assignment Agreement ("PLC Royalty Agreement") with an affiliate of Paul Capital Advisors, LLC ("Paul Capital") to raise  $30 million. Under the PLC Royalty Agreement, Paul Capital had the right to receive a royalty interest in four of SkyePharma's product sales including product sales of and other payments related to DepoCyt(e) and DepoDur. Payments began for product sales realized on or after January 1, 2003 and continue through December 31, 2014.

        In connection with the Acquisition, the PLC Royalty Agreement was amended ("Amended and Restated Royalty Interests Assignment Agreement"). As part of this amendment the responsibility to pay the royalty interest in product sales of DepoCyt(e) and DepoDur were transferred to the Company and the payment to Paul Capital in a "Purchase Option Event" of the Company, as described below, was defined. The net present value of royalties expected to be repaid to Paul Capital (the "royalty interest obligation") was valued at  $13.0 million.

        The Company recorded the royalty interest obligation as a liability in the Company's consolidated balance sheets in accordance with ASC 470-10-25, Sales of Future Revenues. The Company imputes interest expense associated with this liability using the effective interest rate method. The effective interest rate may vary during the term of the agreement depending on a number of factors including the actual sales of DepoCyt(e) and DepoDur and a significant estimation, performed quarterly, of certain of the Company's future cash flows related to these products during the remaining term of the Royalty Interests Assignment Agreement which terminates on December 31, 2014. Any adjustment to the estimates is reflected in the Company's consolidated statements of operations as interest income (expense). In addition, such cash flows are subject to foreign exchange movements related to sales of DepoCyt(e) and DepoDur denominated in currencies other than U.S. dollars.

        The PLC Royalty Agreement also includes a provision for a "Purchase Option Event." The events include: (1) any change of control, a direct or indirect consequence of which is a material abatement of efforts to develop, market or sell any of the products or reformulated products; or (2) the transfer by the parent of all or substantially all of the parent's consolidated assets; or (3) the transfer by the Company of all or any part of their respective interests in the products or reformulated products, or (4) bankruptcy or other breach or default under the agreement.

        In the event a Purchase Option Event occurs, Paul Capital shall have the right, but not the obligation, exercisable within 90 days, to require the Company to repurchase from Paul Capital the Royalty Interests Assignment, for a repurchase price equal to 50% of the cumulative amount of all payments made during the preceding 24 months (calculated from the date of the Purchaser's receipt of the notice from the Company of the Purchase Option Event) multiplied by the number of days from the date of Paul Capital's exercise of such option until December 31, 2014, divided by 365.

        The Company has no minimum payment obligations under the PLC Royalty Agreement. However, the repayment of the Paul Capital liability is supported through a jointly controlled lockbox, where all DepoCyt(e) and DepoDur supply revenue and royalties are received. Commencing April 1 of every year, the first  $2.5 million received in the lockbox is restricted and will be used to make quarterly payments due to Paul Capital, if any, under the agreement during the subsequent 12 month period. On March 31 of the subsequent year, the balance of cash in the lockbox, if any, is remitted to Pacira. The PLC Royalty Agreement terminates on December 31, 2014. The PLC Royalty Agreement pertains only to DepoCyt(e) and DepoDur, and does not include revenue related to EXPAREL or any other product candidates.  $1.3 million and  $1.2 million was in the lockbox and included in restricted cash in the Company's consolidated balance sheets as of December 31, 2010 and 2009, respectively.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Note 8—STOCKHOLDERS' EQUITY (DEFICIT)

  Initial Public Offering

        On February 8, 2011, the Company completed an initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-170245) that was declared effective by the SEC on February 2, 2011. An aggregate of 6,000,000 shares of common stock registered under the registration statement were sold at a price to the public of  $7.00 per share. The over-allotment option was not exercised by the underwriters. As a result of the initial public offering, the Company raised a total of  $42.0 million in gross proceeds, and approximately  $37.1 million in net proceeds after deducting underwriting discounts and commissions and offering expenses.

        Upon the closing of the initial public offering, all shares of outstanding Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, 2010 Convertible Notes, and HBM Secured Notes were converted into an aggregate of 10,647,549 shares of common stock, as shown in the table below:

Conversion Shares
Series A Convertible Preferred Stock	6,322,640
2009 Convertible Notes	871,635
2009 Secured Notes	927,881
2010 Secured Notes	1,156,606
HBM Secured Notes	297,359
2010 Convertible Notes	1,071,428

10,647,549

  Share-Based Compensation

        The Company recognized share-based compensation in its consolidated statements of operations for the periods ended September 30, 2011 and 2010 as follows (in thousands):

	Nine Months Ended September 30,
	2011	2010
Cost of revenues	$145	$9
Research and development	234	7
Selling, general and administrative	1,586	1

Total	$1,965	$17

        The terms of the stock options granted in September and December 2010 stipulated that they may be exercised only upon the completion of the initial public offering. Consequently, the expense associated with these options was deferred until the successful completion of the initial public offering in February 2011.

  Stock Incentive Plans

        The Company's 2011 stock incentive plan, or 2011 Plan, which became effective immediately prior to the completion of the Company's initial public offering in February 2011, was adopted by its board of directors and approved by its stockholders in December 2010. The 2011 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards and other stock-based awards. The remaining shares available for issuance under the 2007 Plan at the time of the completion of the Company's initial public offering were reallocated to the 2011 Plan. The 2011 Plan contains an "evergreen" provision, which allows for an increase in the number of shares available for issuance under the 2011 Plan on the first day of each calendar year from 2012 through 2015. The following table contains information about the Company's plans at September 30, 2011:

Plan	Awards Reserved for Issuance	Awards Issued	Awards Available for Grant
2011 Plan	407,476	346,234	61,242
2007 Plan	2,139,181	2,139,181	—

	2,546,657	2,485,415	61,242

        Included in the awards issued as shown above are options to purchase 36,750 shares of the Company's stock that were approved as of September 30, 2011 but priced in October 2011. The following table summarizes the Company's stock option activity and related information for the period from December 31, 2010 to September 30, 2011:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	2,073,700	$2.69
Granted	309,484	10.58
Exercised	(7,245)	1.65
Forfeited	(41,967)	3.49
Expired	(1,685)	2.69

Outstanding at September 30, 2011	2,332,287	$3.72

11. STOCKHOLDERS' EQUITY

  Common Stock

        In connection with its formation, the Company issued in March 2007 an aggregate of 464,900 shares of common stock for total aggregate consideration of  $50,000.

  Series A Convertible Preferred Stock

        In March 2007, the Company entered into a Series A Preferred Stock Purchase Agreement pursuant to which the Company issued and sold an aggregate of 6,322,640 shares of Series A convertible preferred stock in four separate closings held in March 2007, February 2008, July 2008 and October 2008, at a purchase price of  $13.44 per share. The aggregate consideration for the shares of Series A convertible preferred stock was  $85 million in cash.

        Each holder of Series A convertible preferred stock has the right, at the option of the holder at any time, to convert their shares of Series A convertible preferred stock into shares of common stock at a current conversion ratio of one-to-one, subject to adjustment for stock splits, certain capital reorganizations and dilutive stock issuances. Each share of the Company's Series A convertible preferred stock will automatically convert into shares of the Company's common stock, at the then effective applicable conversion ratio upon the earlier of: (i) the closing of the sale of the Company's common stock pursuant to a firmly underwritten public offering in which the Company receives gross proceeds of at least  $25 million or (ii) the consent of the holders of at least 66 2/3% of the then outstanding shares of Series A convertible preferred stock.

        The holders of Series A convertible preferred stock are entitled to receive, when, as and if declared by the Company's board of directors out of legally available funds, non-cumulative dividends in an amount equal to any dividends declared, paid or set aside on shares of the Company's common stock. As of December 31, 2010, no dividends have been declared by the Company's board of directors.

        In the event of any liquidation, dissolution or winding up of the Company, the holders of the Series A convertible preferred stock will be entitled to receive in preference to the holders of the Company's common stock, the amount of their original purchase price per share, plus declared and unpaid dividends, if any. If the assets and funds available to be distributed among the holders of the Series A convertible preferred stock are insufficient to permit the payment to such holders of the full preference, then the entire assets and funds legally available for distribution to such holders shall be distributed ratably based on the total due each holder of the Series A convertible preferred stock. Any remaining assets of the Company will be distributed ratably among the holders of its common stock.

        Holders of the Series A convertible preferred stock are entitled to the number of votes they would have upon conversion of their Series A convertible preferred stock into common stock at the then-applicable conversion rate. The holders of Series A convertible preferred stock have been granted certain rights with regard to the election of board members and various other corporate actions.

  Warrants

        On January 22, 2009, the Company issued warrants in connection with the issuance of the 2009 Convertible Notes (see Note 10). The warrants are convertible into an aggregate of 158,065 of shares of the Company's common stock at an exercise price of  $2.69 per share and will expire on January 21, 2014. The value of the warrants has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the 2009 Convertible Notes. For the year ended December 31, 2009, the amortization of the discount was  $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        On July 2, 2009, the Company issued warrants to the landlord of the Company's two San Diego facilities in connection with amendments to the respective lease agreements that deferred minimum annual rental obligations (see Note 13). The warrants are exercisable for an aggregate of 23,244 shares of Series A convertible preferred stock at a price of  $13.44 per share and will expire on the earlier of July 1, 2016 or the fifth anniversary of the consummation of the Company's initial public offering. The value of the warrants was recorded as prepaid interest and is being amortized as a component of interest expense over the deferred rental payment term. For the years ended December 31, 2010 and 2009, the amortization of the interest was  $114,000 and  $63,000, respectively, resulting in a balance of  $27,000 and  $141,000 as of December 31, 2010 and 2009, respectively.

        On November 24, 2010, the Company issued warrants in connection with the Hercules Credit Facility to the lenders to purchase 178,986 shares of the Company's Series A convertible preferred stock (see Note 10). The warrants are exercisable at a price of  $13.44 per share and shall be valid from the date of issuance until the earlier to occur of ten (10) years from the date of issuance or five (5) years following the effective date of the registration statement for an initial public offering. The warrants, valued at approximately  $0.6 million, have been recorded as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. For the year ended December 31, 2010, the amortization of the discount was  $17,000.

        On December 29, 2010, the Company issued warrants in connection with the December 2010 Convertible Notes (see Note 10). The warrants are convertible into an aggregate of 167,361 of shares of the Company's common stock with an exercise price of  $13.44 per share and will expire on December 29, 2017. The warrants, valued at approximately  $0.5 million, have been recorded as a discount to the 2010 Convertible Notes and will be amortized as a component of interest expense over the original term of the 2010 Convertible Notes. Upon the completion of the Company's initial public offering, the December 2010 Convertible Notes will be converted into common stock, and any unamortized balance will be recognized in full on the date of such event (see Note 18).

  Share-Based Compensation

        The Company recognized share-based compensation in its consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Selling, general and administrative	$1	$349	$126
Research and development	22	175	116

	$23	$524	$242

  Pacira Stock Incentive Plan

        Employees and directors have been granted options to purchase common shares under the 2007 Stock Option/Stock Issuance Plan (the "2007 Plan"). The original 2007 Plan provided for the grant of options to purchase up to 650,860 shares of the Company's common stock. Options granted under the 2007 Plan generally expire no later than ten years from the date of grant. The exercise price of incentive stock options must be equal to at least the fair value of the Company's common stock on the date of grant.

        The 2007 Plan was amended in April 2008, to, among other things, increase the number of shares of common stock authorized for issuance under the 2007 Plan from 650,860 shares to 1,066,946 shares.

        On September 2, 2010, the 2007 Plan was amended again to increase the number of authorized plan shares from 1,066,946 to 1,729,498 shares of common stock. Concurrent with the amendment of the 2007 Plan, in September 2010 the board of directors granted stock options to employees, non-employee board members and consultants for an aggregate of 1,448,301 shares of common stock. The stock options have an exercise price of  $1.61 per share. In establishing the exercise price, the board of directors relied on a valuation that concluded as of August 31, 2010 the value of the Company's common stock was  $1.61 per share.

        These stock options may be exercised only upon the completion of an initial public offering prior to December 31, 2012. If an initial public offering is not completed prior to December 31, 2012, then the options automatically cancel (see Note 18). The stock options have a 10-year term, and the option shares vest according to one of the following four schedules:

  (i)
  75% of the option shares vest on the date of grant, and the remaining 25% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over the 12 month period following the date of grant;

  (ii)
  50% of the option shares vest on the date of grant, and the remaining 50% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over 24 month period following the date of grant;

  (iii)
  25% of the option shares vest upon optionee's completion of one year of service to the Company measured from the date of grant, and the remaining 75% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over the 36 month period following the first anniversary of the date of grant; or

  (iv)
  50% of the option shares vest on the first anniversary of the closing of the Company's initial public offering provided that the optionee remains in service to the Company for such first year and, the remaining 50% of the option shares vest on the second anniversary of the closing of the Company's initial public offering provided that the optionee remains in service to the Company over such second year. Upon a change in control of the Company, as defined in the 2007 Plan, 100% of the shares underlying each of these options shall become vested and exercisable immediately prior to such change in control.

        In December 2010, the Company's board of directors granted options to all of its employees, including its named executive officers, and its non-employee directors, for an aggregate of 571,300 shares of common stock. These stock options may be exercised only upon the completion of an initial public offering prior to December 31, 2012. If an initial public offering is not completed prior to December 31, 2012, then the options automatically cancel.

        The following table summarizes the Company's stock option activity and related information for the period from January 1, 2008 to December 31, 2010:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2008	558,141	1.61
Granted	454,110	1.96
Exercised	(107,264)	1.61
Forfeited	(114,064)	1.64
Expired	(1,546)	1.61

Outstanding at December 31, 2008	789,377	1.81
Granted	741	2.69
Exercised	(1,756)	1.61
Forfeited	(655,350)	1.84
Expired	(80,582)	1.61

Outstanding at December 31, 2009	52,430	1.79
Granted	2,028,158	2.71
Exercised	(1,177)	1.89		$1
Forfeited	(3,337)	1.89
Expired	(2,374)	1.75

Outstanding at December 31, 2010	2,073,700	$2.69	9.7	$5,800

Exercisable at December 31, 2010	46,982	$1.97	7.5	$165

Vested and expected to vest at December 31, 2010	1,906,815	$2.64	9.7	$5,422

        The weighted average fair value of options granted for the years ended December 31, 2010 and 2009 were  $5.61 and  $1.94 per share, respectively. The total fair value of options which vested during 2010 and 2009 was approximately  $28,000 and  $0.1 million, respectively.

        As of December 31, 2010, 363,814 shares of common stock were reserved for future grant of stock options. As of December 31, 2010,  $3.9 million of total unrecognized compensation cost related to non-vested stock options is expected to be recognized over the respective vesting terms of each award. The weighted average term of the unrecognized share-based compensation is 3.30 years. As further described in Note 15, unexercised options to purchase an aggregate of 477,820 shares of common stock options were cancelled during 2009, which resulted in share-based compensation of  $0.5 million.

        The fair values of each option grant in 2010, 2009 and 2008 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2009	2008
Expected dividend yield	None	None	None
Risk free interest rate	1.6–3.4%	2.1–2.7%	1.9–3.8%
Expected volatility	80.8%	82.0%	78.2%
Expected life of options	6.25 years	6.25 years	6.25 years

COST OF REVENUES	12 Months Ended
Dec. 31, 2010
COST OF REVENUES
COST OF REVENUES

12. COST OF REVENUES

        Cost of revenues consists of the following:

	Year Ended December 31,
	2010	2009	2008
	(in thousands)
Cost of supply revenue	$11,031	$9,828	$14,467
Cost of royalties	343	401	567
Cost of collaborative licensing and development revenue	902	2,072	2,429

Total cost of revenues	$12,276	$12,301	$17,463

        Cost of supply revenue consists of the manufacturing and allocated overhead costs related to the Company's supply of DepoCyt(e) and DepoDur to its commercial partners. Cost of royalties consists of payments to Research Development Foundation ("RDF") for the use of DepoFoam technology. Cost of collaborative licensing and development revenue consists of the Company's expenses related to feasibility studies and development work for third parties who desire to utilize the Company's DepoFoam extended release drug delivery technology for their products.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

  Leases

        The Company leases office, research and development, and manufacturing facilities in San Diego, California. The two facilities in San Diego are comprised of the Science Center location and the Torrey Pines location. The leases for both these facilities expire July 2015. Under these leases, the Company is required to pay certain maintenance expenses in addition to the monthly rent. Rent expense is recognized on a straight-line basis over the lease term for leases that have scheduled rent increases. During 2009, the Company entered into amendments to its real estate leases for the Science Center and Torrey Pines facilities. As part of the lease amendments, the property-owner agreed to defer a portion of the minimum annual rent obligation due from February 1, 2009 to March 31, 2010 in exchange for interest compounded at 10% per annum, and warrants to purchase 23,244 shares of Series A convertible preferred stock with values totaling  $141,000 and  $63,000 on the Science Center and Torrey Pines facilities, respectively. The total amount of rent deferred will be  $438,414 and  $2,109,101 for the Torrey Pines and Science Center facilities, respectively. The amounts are to be repaid from April 1, 2010 to September 1, 2011. The warrants are convertible into Series A convertible preferred stock with an exercise price of  $13.44 per share and will expire on the earlier of July 1, 2016 or the fifth anniversary of the consummation of the Company's initial public offering. The value of the warrants has been recorded as prepaid interest and is being amortized over the deferred rental payment term. As of December 31, 2010 and 2009, the balance of the related prepaid interest was  $27,000 and  $141,000, respectively. For the year ended December 31, 2010, the additional interest associated with the deferred payments and amortization of the warrants was  $79,000 and  $36,000, respectively.

        The Company determined that its lease rates associated with the assumed the Torrey Pines and Science Center facilities' leases were in excess of market rates resulting in a  $3.3 million unfavorable lease accrual as of the Acquisition Date. The unfavorable lease accrual, which is recorded in other long-term liabilities in the Company's consolidated balance sheets, is amortized over the remaining terms of the leases. The balance of the unfavorable lease accrual as of December 31, 2010 and 2009 was  $1.8 million and  $2.2 million, respectively. The annual amortization of the unfavorable lease accrual for 2010, 2009 and 2008 was  $0.4 million.

        As of December 31, 2010, annual minimum payments due under the Company's office and equipment lease obligations are as follows (in thousands):

2011	$5,827
2012	4,820
2013	4,968
2014	5,136
2015	3,072

Total	$23,823

        Total rent expense, net of unfavorable lease obligation amortization, under all operating leases for years ended December 31, 2010, 2009 and 2008 was  $4.5 million,  $4.6 million and  $4.6 million, respectively. Deferred rent at December 31, 2010 and 2009 was  $1.3 million and  $1.2 million, respectively.

Litigation

        The Company periodically becomes subject to legal proceedings and claims arising in connection with its business. The ultimate legal and financial liability of the Company in respect to all claims, lawsuits and proceedings cannot be estimated with any certainty. Any outcome, either individually or in the aggregate, is not expected to be material to the Company's consolidated financial position, results of operations, or cash flows.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
INCOME TAXES

14. INCOME TAXES

        A reconciliation of income taxes at the U.S. Federal statutory rate to the provision for income taxes is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
	(in thousands)
Benefit at U.S. Federal statutory rate	$(9,548)	$(10,901)	$(14,887)
State taxes—deferred	(2,115)	(1,713)	(1,844)
Increase in valuation allowance	12,213	12,916	17,417
Tax credits	(50)	(498)	(1,319)
Other	(500)	196	633

Provision for income taxes	$—	$—	$—

        Significant components of the Company's deferred tax assets are as follows:

	Year Ended December 31,
	2010	2009
	(in thousands)
Deferred tax assets:
Federal and state net operating loss carry-forwards	$44,751	$32,321
Federal and state research credits	2,828	2,778
Depreciation and amortization	2,563	1,090
Accruals and reserves	7,781	8,632
Deferred revenue	8,439	9,302
Other	306	332

Total gross deferred tax assets	66,668	54,455
Less valuation allowance for deferred tax assets	(66,668)	(54,455)

Net deferred tax assets	$—	$—

        The valuation allowance for deferred tax assets increased by approximately  $12.2 million,  $12.9 million and  $17.4 million during the years ended December 31, 2010, 2009 and 2008, respectively. Management believes the significant doubt regarding the realization of net deferred tax assets requires a full valuation allowance.

        As of December 31, 2010, the Company had Federal and state net operating losses of approximately  $111.8 and  $97.7 million, respectively. The Company also had Federal and state research and development tax credit carry-forwards of approximately  $2.5 and  $1.1, respectively. The net operating loss carry-forwards and tax credits will expire at various dates, beginning in 2020, through 2031, if not utilized.

        The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carry-forwards in certain situations where changes occur in the stock ownership of a company. In the event the Company has a change in ownership in the future, as defined by the tax law, utilization of the carry-forwards could be limited.

        The Company follows new accounting principles on accounting for uncertain tax positions. Under these principles, tax positions are evaluated in a two-step process. The Company first determines whether it is more-likely-than-not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured as the largest amount of benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement.

        The Company did not have a liability related to unrecognized tax benefit as of December 31, 2010 and 2009 due to operating losses but has reduced its deferred tax assets by  $476,000 and  $420,000, respectively. Further, because the Company has recorded a full valuation allowance on its net deferred assets, the effect of implementing ASC 740 has been a reduction of the allowance by the amount above. A reconciliation of the beginning and ending amount of gross unrecognized tax benefit is as follows:

	Year Ended December 31,
	2010	2009
Balance at beginning of year	$420	$330
Increases related to tax positions taken during the current year	56	90
Increases related to tax positions taken during a prior period	—	—

Balance at end of year	$476	$420

        No interest or penalties were accrued for 2010, 2009 or 2008.

        The Company is currently open for audit by the United States Internal Revenue Service and state tax jurisdictions for 2006 through 2010.

RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2010
RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS
RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS

15. RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS

  Savings Plan

        The Company sponsors a 401(k) savings plan. Under the plan, employees may make contributions to the plan, which are eligible for a discretionary percentage match as defined in the plan and determined by the board of directors. There was no compensation expense under the plan for years ended December 31, 2010, 2009 and 2008.

  Incentive Bonus Plan

        In March 2009, the Company adopted a company sale bonus plan and in March 2010 the Company amended and restated the company sale bonus plan. The company sale bonus plan provides for a potential cash bonus payment to specified employees and consultants, including executive officers, and non-employee directors, in the event of a sale of the Company. Under the company sale bonus plan, upon the closing of a sale transaction that satisfies specified criteria, each participant in the company sale bonus plan would receive either a bonus in an amount equal to a portion of the sale proceeds multiplied by a specified percentage for that participant or a fixed bonus payment. The plan terminates upon the completion of the Company's initial public offering (see Note 18). As a condition to becoming participants under the plan, most of the participants, including all of the Company's executive officers and non-employee directors, agreed to have their existing option grants cancelled. As a result, unexercised options for an aggregate of 477,820 shares of common stock were cancelled. In addition, certain employees were eligible to receive a retention bonus (equivalent to two weeks of base salary upon receipt of positive data on the EXPAREL Phase 3 clinical trials, or if the Company's board of directors deemed related data to be positive) and a pre-determined percentage of salary in the event of a Company sale. In the fourth quarter of 2009, the Company received positive data on the EXPAREL Phase 3 clinical trials and, accordingly, recorded compensation expense and paid  $0.1 million of retention bonuses.

        In October 2010, the Company entered into employment agreements with its executive officers. Each of these agreements provides the executive officer with certain severance benefits in connection with certain terminations of the executive's employment both before and after a change of control.

COMMERCIAL PARTNERS AND AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMERCIAL PARTNERS AND AGREEMENTS
COMMERCIAL PARTNERS AND AGREEMENTS

Note 9—COMMERCIAL PARTNERS AND AGREEMENTS

  Novo Nordisk Development and License Agreement

        In January 2011, the Company entered into an agreement, or the Novo Agreement, with Novo Nordisk A/S, or Novo, pursuant to which it granted non-exclusive rights to Novo under certain of its patents and know-how to develop, manufacture and commercialize formulations of a Novo proprietary drug using the Company's DepoFoam drug delivery technology. Under the Novo Agreement, the Company agreed to undertake specified development and technology transfer activities and to manufacture pre-clinical and certain clinical supplies of such DepoFoam formulated Novo product until the completion of such technology transfer activities. Novo is obligated to pay for all costs incurred by the Company in conducting such development, manufacturing and technology transfer activities. The Company received an upfront license fee of  $1.5 million from Novo, which is being recognized on a straight-line basis over the estimated contract term as collaborative licensing and development revenue. The Company is also entitled to receive single-digit royalties on sales of such Novo product if approved for commercialization. In addition, the Company is entitled to receive up to  $24.0 million in milestone payments based on achievement of specified development events, and up to an additional  $20.0 million in milestone payments based on sales of such Novo product exceeding specified amounts. The term of the Novo Agreement shall expire, on a country-by-country basis, upon the later of the date of expiration of all payment obligations under the Novo Agreement or twelve years following the first commercial sale of such Novo product. The Novo Agreement is subject to earlier termination under certain circumstances.

16. COMMERCIAL PARTNERS AND AGREEMENTS

  Sigma -Tau

        In December 2002, the Company entered into a supply and distribution agreement with Enzon Pharmaceuticals Inc. regarding the sale of DepoCyt. Pursuant to the agreement, Enzon was appointed the exclusive distributor of DepoCyt in the United States and Canada. In January 2010, Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau, acquired the rights to sell DepoCyt from Enzon Pharmaceuticals for the United States and Canada. Under the supply and distribution agreement, the Company supplies unlabeled DepoCyt vials to Sigma-Tau for finished packaging by Sigma-Tau. Under these agreements, the Company receives a fixed payment for manufacturing the vials of DepoCyt and a double-digit royalty on sales by Sigma-Tau in the United States and Canada.

  Mundipharma International Holdings Limited

        In June 2003, the Company entered into an agreement granting Mundipharma International Holdings Limited, or Mundipharma, exclusive marketing and distribution rights to DepoCyte in the European Union and certain other European countries. Under the agreement, as amended, and a separate supply agreement, the Company receives a fixed payment for manufacturing the vials of DepoCyte and a double-digit royalty on sales in the applicable territories by Mundipharma.

  EKR Therapeutics Inc.

        In August 2007, the Company entered into a licensing, distribution and marketing agreement with EKR Therapeutics, Inc., or EKR, granting them exclusive distribution rights to DepoDur in North America, South America and Central America. Under this agreement, as amended, the Company was entitled to receive non-refundable license fees of  $5.0 million paid upon execution of the agreement in August 2007,  $5.0 million paid at the end of 2008, and  $5.0 million paid at the end of 2009. As noted above, the Company recognizes revenue from up-front license fees ratably over the performance period as determined under the agreement. The Company capitalized the up-front license fees into a deferred revenue liability, and amortizes the deferred revenue over a period of 15 years, which represents the contract period. Further, under the agreement, as amended, the Company receives a fixed payment for manufacturing the vials of DepoDur and a double-digit royalty on sales in the applicable territories by EKR.

  Flynn Pharmaceuticals Limited

        In September 2007, the Company entered into a marketing agreement with Flynn Pharma Limited, or Flynn, granting them exclusive distribution rights to DepoDur in the European Union, certain other European countries, South Africa and the Middle East. Under this agreement and a separate supply agreement with Flynn, the Company provides or procures DepoDur manufacturing supply of finished product for sale in the territories licensed by Flynn, and receives a fixed payment for manufacturing the vials of DepoDur and a double-digit royalty on sales in the applicable territories by Flynn.

  Amylin Pharmaceuticals Inc.

        In March 2008, the Company entered into a development and licensing agreement with Amylin Pharmaceuticals, Inc., or Amylin. Under the development and licensing agreement, the Company provides Amylin with access to its proprietary DepoFoam drug delivery technology to conduct research, feasibility and formulation work, and for the manufacturing of pre-clinical and clinical material for various Amylin products. The Company is entitled to payments from Amylin for its work on the formulation and development of compounds with the DepoFoam technology, its achievement of certain clinical development milestones, its achievement of certain worldwide sales and a tiered royalty based upon sales. In April 2008, the Company received a non-refundable up-front license fee of  $8.0 million from Amylin. As noted above, the Company recognizes revenue from up-front license fees ratably over the performance period as determined under the agreement. The Company capitalized the up front license fee into a deferred revenue liability, and amortizes the deferred revenue over a period of approximately nine years. The development and licensing agreement with Amylin remains effective, however, neither party is currently performing any activities under the agreement.

  Feasibility Study Agreements with Third Parties

        In the ordinary course of its business activities, the Company enters into feasibility study agreements with third parties who desire access to its proprietary DepoFoam extended release drug delivery technology to conduct research, feasibility and formulation work. Under these agreements, the Company is compensated to perform feasibility testing on a third party product to determine the likelihood of developing a successful formulation of that product using its proprietary DepoFoam extended release drug delivery technology. If successful in the feasibility stage, these programs can advance to a full development contract.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 10—RELATED PARTY TRANSACTIONS

        In June 2011, the Company entered into an agreement with one of the members of its board of directors to provide consulting services for manufacturing related activities. The fees payable under the agreement may not exceed  $60,000 per year. The amount of fees incurred for the nine months ended September 30, 2011 was not material.

        During 2009 and 2010, the Company entered into 2009 Convertible Note, 2009 Secured Note, 2010 Secured Note, 2010 Convertible Note and HBM Secured Notes, with certain investors in the Company (see Note 7). Upon the completion of the initial public offering in February 2011, the outstanding balances due to these investors of  $51.2 million, including accrued interest of  $4.8 million, were converted into an aggregate of 4,324,909 shares of common stock.

        The Company incurred expenses under the services agreement with Stack Pharmaceuticals Inc., or SPI, an entity controlled by David Stack, the Company's chief executive officer, of approximately  $0.2 million for each of the nine months ended September 30, 2011 and 2010. As of September 30, 2011 and December 31, 2010, the Company had no outstanding balance payable to SPI.

        MPM Asset Management, or MPM, an investor in the Company, provides clinical management and subscription services to the Company. The Company incurred expenses of approximately  $0.3 million and  $0.6 million for the nine months ended September 30, 2011 and 2010, respectively. Approximately  $0.1 million was payable to MPM as of September 30, 2011 and December 31, 2010.

17. RELATED PARTY TRANSACTIONS

        During the years ended December 31, 2010 and 2009, the Company entered into 2009 Convertible Note Agreements, 2009 Secured Note Agreements, 2010 Secured Note Agreements and December 2010 Convertible Note Agreements, with certain investors in the Company (see Note 10). The composition of the balances due to these investors is  $49.8 million, including accrued interest of  $3.4 million, as of December 31, 2010.

        In February 2008, the Company entered into a services agreement with Stack Pharmaceuticals Inc., or SPI, an entity controlled by David Stack, the Company's chief executive officer. Pursuant to the agreement, SPI provides the Company with the use of SPI's office facilities which include the use of office space for the Company's employees, office furnishings, phone system, internet connections, printers and other related office amenities such as conference rooms. Pursuant to the agreement, the Company paid SPI amounts ranging from  $10,500 to  $18,250 per month during the term of the services agreement. The term of the agreement was one year and was renewable upon consent of both parties and the agreement may be cancelled with 60 days written notice by either party. In February 2009, we renewed the agreement on a month-to-month basis. In August 2010, we entered into a new services agreement with SPI that replaced the agreement that we entered into in February 2008. Pursuant to the new agreement, SPI provides us with the use of SPI's office facilities which includes the use of office space for our employees, office furnishings, phone system, internet connections, printers and other related office amenities such as conference rooms. In addition, SPI provides consulting services and commercial leadership related to EXPAREL regarding the development of strategic plans and analyses for the commercialization of EXPAREL, support in the development of documents, data and materials for investor and commercial partner presentations and documents, and commercial leadership in support of our website. SPI provides these services from time to time as we request. We pay SPI  $2,500 for each day of services provided by SPI up to a maximum of five days per week. We also reimburse SPI for travel expenses incurred by SPI personnel.

        In addition, during 2009 and 2010, SPI performed various projects for the Company. These projects included a business analysis and commercial recommendation for the Company's DepoDur product, a market research project related to the development of a DepoMethotrexate product, market research and forecasting in support of clinical development of EXPAREL for the potential additional indications of nerve block and epidural administration and reimbursement for access to Datamonitor reports for commercial analysis and partnering discussions regarding EXPAREL. The Company incurred expenses under the SPI agreement of  $324,000,  $210,000 and  $258,000 for the years ended December 31, 2010, 2009, and 2008, respectively. As of December 31, 2010 and 2009, the Company had no outstanding balance payable to SPI.

        MPM Asset Management ("MPM"), an investor in the Company, provides clinical management and subscription services to the Company. The Company incurred expenses of  $679,000,  $316,000 and  $30,000 for the years ended December 31, 2010, 2009 and 2008, respectively.  $91,000 and  $88,000 was payable to MPM as of December 31, 2010 and 2009, respectively.

        In April 2010, the Company signed a statement of work for a feasibility study with Rhythm Pharmaceuticals, Inc. The Company earned  $290,000 contract revenue from this statement of work during 2010. MPM and its affiliates are holders of the Company's capital stock. MPM and its affiliates are holders of capital stock of Rhythm Pharmaceuticals, Inc. and a managing director of MPM is a member of the board of directors of Rhythm Pharmaceuticals, Inc.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 12—SUBSEQUENT EVENTS

        On October 28, 2011, the FDA approved the Company's New Drug Application, or NDA, for its lead product candidate, EXPAREL, a liposome injection of bupivacaine, an amide-type local anesthetic, indicated for administration into the surgical site to produce postsurgical analgesia.

        Tranche A of the Hercules Credit Facility is guaranteed by certain of the Company's investors which guarantee is limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest of Tranche A under the Hercules Credit Facility, but in no event exceeding  $11.3 million in the aggregate. The Hercules loan agreement provides that, upon the occurrence of certain circumstances and upon the Company's request, the investors' guarantee may be terminated and released. On October 28, 2011, the Company met the required conditions and requested the release of the guaranty. Upon the release of the investors' guaranty, the interest rate on the Tranche A portion of the term loan will increase to a floating per annum interest rate equal to 11.00% plus the amount, if any, by which the prime rate exceeds 4.00%. In addition, the Company also elected to extend the interest only period from November 30, 2011 to February 28, 2012.

        On October 18, 2011, a development milestone was triggered pursuant to the Novo Agreement (see Note 9), which entitles the Company to a  $2.0 million cash payment.

18. SUBSEQUENT EVENTS

  Initial Public Offering

        In February 2011, we completed our initial public offering of our common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-170245) that was declared effective on February 2, 2011. Under the registration statement, we registered the offering and sale of an aggregate of 6,900,000 shares of our common stock. An aggregate of 6,000,000 shares of common stock registered under the registration statement were sold at a price to the public of  $7.00 per share. Barclays Capital Inc. and Piper Jaffray & Co. acted as joint book running managers of the offering and as representatives of the underwriters. The offering commenced on February 3, 2011 and closed on February 8, 2011. The over-allotment option was not exercised by the underwriters. As a result of our IPO, we raised a total of  $42.0 million in gross proceeds, and approximately  $37.1 million in net proceeds after deducting approximately  $4.9 million in underwriting discounts and commissions and estimated offering expenses.

        Upon the closing of the initial public offering, all outstanding Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, December 2010 Convertible Notes, and HBM Secured Notes were converted into 10,658,845 shares of common stock, as shown in the table below. Prior to the closing initial public offering, the second closing of the December 2010 Convertible Notes was not consummated.

Conversion Shares
Series A convertible preferred stock	6,322,640
2009 Convertible Notes	871,635
2009 Secured Notes	927,881
2010 Secured Notes	1,156,606
HBM Secured Notes	308,655
December 2010 Convertible Notes	1,071,428

  2011 Plan

        The Company's 2011 stock incentive plan, or the 2011 Plan, which became effective immediately prior to the completion of the Company's initial public offering, was adopted by its board of directors and approved by its stockholders in December 2010. The 2011 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards and other stock-based awards. The sum of (up to 2,546,657 shares) (x) the number of shares of its common stock reserved for issuance under the 2007 Plan at such time, and (y) the number of shares of its common stock subject to awards granted under the 2007 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company pursuant to a contractual repurchase right, are reserved for issuance under the 2011 Plan. In addition, the 2011 Plan contains an "evergreen" provision, which allows for an increase in the number of shares available for issuance under the 2011 Plan on the first day of each calendar year from 2012 through 2015.

  Novo Nordisk Development and License Agreement

        In January 2011, the Company entered into an agreement with Novo Nordisk A/S, or Novo, pursuant to which it granted non-exclusive rights to Novo under certain of its patents and know-how to develop, manufacture and commercialize formulations of a Novo proprietary drug using the Company's DepoFoam drug delivery technology. Under this agreement, the Company agreed to undertake specified development and technology transfer activities and to manufacture pre-clinical and certain clinical supplies of such DepoFoam formulated Novo product until the completion of such technology transfer activities. Novo is obligated to pay for all costs incurred by the Company in conducting such development, manufacturing and technology transfer activities. The Company received a one-time upfront payment of  $1.5 million from Novo. The Company is also entitled to receive single-digit royalties on sales of such Novo product for up to twelve years following the first commercial sale of such Novo product. In addition, the Company is entitled to receive up to  $24 million in milestone payments based on achievement of specified development events, and up to an additional  $20 million in milestone payments based on sales of such Novo product exceeding specified amounts. Each party has the right to terminate the agreement for an uncured material breach by the other party or in connection with the other party's bankruptcy or similar event. In addition, Novo has the right to terminate the agreement for convenience at any time upon sixty (60) days notice prior to commercialization of such Novo product and upon ninety (90) days notice thereafter, subject to Novo's payment of a specified termination fee if, after initiation of the technology transfer but prior to commercialization, Novo terminates the agreement other than for certain specified reasons. The Company also has the right to terminate the agreement if (1) Novo decides to discontinue or terminate the development or commercialization of such Novo product, (2) such Novo product no longer has regulatory approval in any market, or (3) Novo or any of its affiliates or sublicensees of such Novo product challenges the validity or enforceability of any of the licensed patents.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 16,402	$ 26,133
Restricted cash	1,687	1,314
Short-term investments	20,666
Trade accounts receivable	1,496	1,191
Inventories	1,667	1,605
Prepaid expenses and other current assets	1,482	812
Total current assets	43,400	31,055
Fixed assets, net	25,825	23,950
Intangibles, net	7,204	8,912
Other assets, net	1,180	2,645
Total assets	77,609	66,562
Current liabilities:
Accounts payable	4,313	5,775
Accrued expenses	4,998	3,523
Current portion of royalty interest obligation	1,293	1,575
Current portion of deferred revenue	2,354	2,267
Current portion of long-term debt	4,871	3,182
Total current liabilities	17,829	16,322
Related party debt, including accrued interest		49,795
Long-term debt	20,603	21,869
Royalty interest obligation	1,842	2,996
Deferred revenue	17,847	18,138
Contingent purchase liability	2,042	2,042
Other liabilities	3,571	3,783
Total liabilities	63,734	114,945
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.001; 5,000,000 shares authorized, none issued and outstanding at September 30, 2011; 88,000,000 shares authorized, 6,322,640 shares issued and outstanding at December 31, 2010 (liquidation preference $85,000,000)		6
Common stock, par value $0.001; 250,000,000 shares authorized, 17,229,892 shares issued and 17,228,827 shares outstanding at September 30, 2011; 120,000,000 authorized, 575,095 shares issued and 574,030 shares outstanding at December 31, 2010	17	1
Additional paid-in capital	178,821	88,523
Accumulated deficit	(164,956)	(136,911)
Accumulated other comprehensive loss	(5)
Treasury stock at cost, 1,065 shares at September 30, 2011 and December 31, 2010	(2)	(2)
Total stockholders' equity (deficit)	13,875	(48,383)
Total liabilities and stockholders' equity (deficit)	$ 77,609	$ 66,562

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	88,000,000	88,000,000
Preferred stock, shares issued	0	6,322,640	6,322,640
Preferred stock, shares outstanding	0	6,322,640	6,322,640
Preferred stock, liquidation preference (in dollars)		$ 85,000,000	$ 85,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	120,000,000	120,000,000
Common stock, shares issued	17,229,892	575,095	573,920
Common stock, shares outstanding	17,228,827	574,030	573,920
Treasury stock at cost, shares	1,065	1,065	1,065

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Supply revenue	$ 4,868	$ 7,127
Royalties	2,743	2,693
Collaborative licensing and development revenue	3,845	2,551
Total revenues	11,456	12,371
Operating expenses:
Cost of revenues	10,138	10,168
Research and development	12,237	14,954
Selling, general and administrative	13,465	3,948
Total operating expenses	35,840	29,070
Loss from operations	(24,384)	(16,699)
Other (expense) income:
Interest income	111	112
Interest expense	(4,068)	(2,577)
Royalty interest obligation	235	(1,048)
Other, net	61	107
Total other expense, net	(3,661)	(3,406)
Net loss	$ (28,045)	$ (20,105)
Net loss per share:
Basic and diluted net loss per common share (in dollars per share)	$ (1.89)	$ (35.02)
Weighted average common shares outstanding:
Basic (in shares)	14,826,054	574,112
Diluted (in shares)	14,826,054	574,112

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total USD ( $)	2009 Convertible Notes USD ( $)	2009 Secured Notes USD ( $)	2010 Secured Notes USD ( $)	2010 Convertible Notes USD ( $)	HBM Secured Notes USD ( $)	Preferred Stock USD ( $)	Common Stock USD ( $)	Common Stock 2009 Convertible Notes USD ( $)	Common Stock 2009 Secured Notes USD ( $)	Common Stock 2010 Secured Notes USD ( $)	Common Stock 2010 Convertible Notes USD ( $)	Common Stock HBM Secured Notes	Additional Paid-In Capital USD ( $)	Additional Paid-In Capital 2009 Convertible Notes USD ( $)	Additional Paid-In Capital 2009 Secured Notes USD ( $)	Additional Paid-In Capital 2010 Secured Notes USD ( $)	Additional Paid-In Capital 2010 Convertible Notes USD ( $)	Additional Paid-In Capital HBM Secured Notes USD ( $)	Accumulated Deficit USD ( $)	Treasury Stock USD ( $)	Accumulated Other Comprehensive Loss USD ( $)
Balances at Dec. 31, 2007	$ 8,937						$ 3	$ 1						$ 45,126						$ (36,193)
Balances (in shares) at Dec. 31, 2007							3,347	465
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	173													173
Exercise of stock options (in shares)								107
Share-based compensation	242													242
Initial public offering, net of issuance costs	40,000						3							39,997
Initial public offering, net of issuance costs (in shares)							2,975
Net loss	(41,862)																			(41,862)
Balances at Dec. 31, 2008	7,490						6	1						85,538						(78,055)
Balances (in shares) at Dec. 31, 2008							6,322	572
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	3													3
Exercise of stock options (in shares)								2
Share-based compensation	524													524
Net loss	(31,707)																			(31,707)
Balances at Dec. 31, 2009	(22,949)						6	1						86,806						(109,762)
Balances (in shares) at Dec. 31, 2009							6,322	574
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	2													2
Exercise of stock options (in shares)								1
Share-based compensation	23													23
Net loss	(27,149)																			(27,149)
Balances at Dec. 31, 2010	(48,383)						6	1						88,523						(136,911)	(2)	0
Balances (in shares) at Dec. 31, 2010							6,322	575
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	12													12
Exercise of stock options (in shares)								7
Share-based compensation	1,965													1,965
Initial public offering, net of issuance costs	37,109							6						37,103
Initial public offering, net of issuance costs (in shares)								6,000
Conversion of preferred stock							(6)	6
Conversion of preferred stock (in shares)							(6,322)	6,322
Conversion of Convertible Notes		11,718			7,500				1			1			11,717			7,499
Conversion of Convertible Notes (in shares)									872			1,071
Conversion of Secured Notes			12,474	15,549		3,981				1	1					12,473	15,548		3,981
Conversion of Secured Notes (in shares)										928	1,157		297
Unrealized loss on short-term investments	(5)																					(5)
Net loss	(28,045)																			(28,045)
Balances at Sep. 30, 2011	$ 13,875							$ 17						$ 178,821						$ (164,956)	$ (2)	$ (5)
Balances (in shares) at Sep. 30, 2011								17,229

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Net loss	$ (28,045)	$ (20,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,030	3,066
Amortization of deferred financing costs and unfavorable lease obligation	(29)	(58)
Amortization of note discounts and warrants	1,540	94
Loss on disposal of fixed assets	3
Share-based compensation	1,965	17
Change in royalty interest obligation	(1,435)	(191)
Changes in operating assets and liabilities:
Restricted cash	(373)	(863)
Trade accounts receivable	(305)	(1,076)
Inventories	(62)	679
Prepaid expenses and other assets	(908)	13
Accounts payable	(778)	262
Other liabilities	2,197	909
Deferred revenue	(204)	(1,788)
Net cash used in operating activities	(23,404)	(19,041)
Investing activities:
Purchase of fixed assets	(3,684)	(3,821)
Purchase of short-term investments	(20,671)
Net cash used in investing activities	(24,355)	(3,821)
Financing activities:
Proceeds from exercise of stock options	12	1
Purchase of treasury stock		(2)
Proceeds from initial public offering, net	38,016
Proceeds from secured promissory notes		18,750
Proceeds from credit facility		11,250
Financing costs		(363)
Net cash provided by financing activities	38,028	29,636
Net increase (decrease) in cash and cash equivalents	(9,731)	6,774
Cash and cash equivalents, beginning of period	26,133	7,077
Cash and cash equivalents, end of period	16,402	13,851
Supplemental cash flow information
Cash paid for interest, including royalty interest obligation	3,573	1,787
Initial public offering costs paid in 2010	907
Non cash investing and financing activities:
Conversion of notes to common stock	51,222
Conversion of preferred stock to common stock	$ 6

DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
BUSINESS
DESCRIPTION OF BUSINESS

Note 1—DESCRIPTION OF BUSINESS

        Pacira Pharmaceuticals, Inc. and its subsidiaries (collectively, the "Company" or "Pacira") is an emerging specialty pharmaceutical company focused on the development, commercialization and manufacture of proprietary pharmaceutical products, based on its proprietary DepoFoam extended release drug delivery technology, for use in hospitals and ambulatory surgery centers. The Company's lead product EXPAREL, which consists of bupivacaine encapsulated in DepoFoam, was approved by the FDA on October 28, 2011. DepoFoam is also the basis for the Company's other two FDA-approved commercial products, DepoCyt(e) and DepoDur, which the Company manufactures for its commercial partners.

        The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reported for the nine months ended September 30, 2011 net losses of  $28.0 million and cash flows used in operating activities of  $23.4 million. As of September 30, 2011, the Company had stockholders' equity of  $13.9 million. The Company has incurred losses and negative operating cash flow since inception and future losses are anticipated. The Company's continued operations will depend on its ability to raise additional funds through sources such as equity and debt financing and revenues from the commercial sale of EXPAREL. Insufficient funds could require the Company to delay, scale back or eliminate one or more of its research and development programs. The ability of the Company to continue as a going concern is dependent on improving the Company's profitability and cash flow and securing additional financing. While the Company believes in the viability of its strategy to raise additional funds, and believes that the actions presently being taken by the Company provide the opportunity for it to continue as a going concern, there can be no assurance that any financing will be available on acceptable terms, or at all. These condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.

1.    BUSINESS

        Pacira Pharmaceuticals, Inc., and its subsidiaries (collectively, the "Company" or "Pacira") is an emerging specialty pharmaceutical company focused on the development, commercialization and manufacture of proprietary pharmaceutical products, based on its proprietary DepoFoam drug delivery technology, for use in hospitals and ambulatory surgery centers.

        The Company was incorporated in Delaware under the name Blue Acquisition Corp. in December 2006 and changed its name to Pacira, Inc. in June 2007. In October 2010, the Company changed its name to Pacira Pharmaceuticals, Inc. Pacira Pharmaceuticals, Inc. is the holding company for the Company's California operating subsidiary of the same name, which we refer to as PPI-California.

        As further discussed in Note 4, on March 24, 2007, or the Acquisition Date, MPM Capital, Sanderling Ventures, OrbiMed Advisors, HBM BioVentures, the Foundation for Research and their co-investors, or the Investors, through Pacira Pharmaceuticals, Inc., acquired PPI-California, from SkyePharma Holding, Inc., which we refer to as the Acquisition. PPI-California was known as SkyePharma, Inc. prior to the Acquisition.

  Risks and Uncertainties

        The Company is subject to risks common to companies in similar industries and stages of development, including, but not limited to, competition from larger companies, reliance on revenue from few customers and products, new technological innovations, dependence on key personnel, reliance on third-party service providers and vendors, protection of proprietary technology, and compliance with government regulations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation and Principles of Consolidation

        The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, and in accordance with the rules and regulations of the Securities and Exchange Commission, or SEC, for interim reporting. Pursuant to these rules and regulations, certain information and footnote disclosures normally included in complete annual financial statements have been condensed or omitted. Therefore, these interim financial statements should be read in conjunction with the audited annual consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010, filed with the SEC on March 31, 2011.

        The consolidated financial statements at September 30, 2011 and for nine months ended September 30, 2011 and 2010, are unaudited, but includes all adjustments (consisting of only normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial information set forth herein in accordance with GAAP. The balance sheet as of December 31, 2010 has been derived from the audited financial statements included in the Form 10-K for that year. Certain reclassifications were made to conform to the current presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

        The results of operations for the interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. The Company has incurred losses and negative operating cash flow since inception and future losses are anticipated. As further described in Note 8, the Company raised  $42.0 million of gross proceeds, and approximately  $37.1 million in net proceeds after deducting underwriting discounts and commissions and offering expense through an initial public offering completed on February 8, 2011.

  Recently Issued Accounting Guidance

        In September 2011, the Financial Accounting Standards Board, or FASB, released Accounting Standards Update, or ASU, No. 2011-08, "Intangibles-Goodwill and Other." The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (January 1, 2012 for the Company). The Company has determined that this guidance will not have a material impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. ASU No. 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company) and interim and annual periods thereafter. Early adoption is permitted, and full retrospective application is required. Since this ASU pertains to presentation requirements only, the adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

  Changes in Capital Structure

        On January 12, 2011, the Company effected a one-for-10.755 reverse stock split of the Company's outstanding common stock. Stockholders entitled to fractional shares as a result of the reverse stock split received a cash payment for such fractional shares in lieu of receiving fractional shares. The reverse stock split affected all holders of the Company's preferred stock and common stock uniformly. All references to common stock and per share information, except par value, in the accompanying consolidated financial statements and notes thereto have been adjusted retrospectively to reflect the effect of the reverse stock split.

        On February 8, 2011, the Company completed an initial public offering of common stock, as further described in Note 8. Upon the closing of the initial public offering, all outstanding shares of Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, 2010 Convertible Notes, and HBM Secured Notes were converted into 10,647,549 shares of common stock. On February 8, 2011, the Company filed an Amended and Restated Certificate of Incorporation ("Amended Certificate of Incorporation"), whereby the Company (i) increased its authorized common stock from 120,000,000 shares ( $0.001 par value) to 250,000,000 shares ( $0.001 par value), (ii) authorized 5,000,000 shares ( $0.001 par value) of preferred stock, and (iii) eliminated the previously existing series of preferred stock.

  Concentration of Major Customers

        The Company's customers are its commercial, distribution and licensing partners. For the nine months ended September 30, 2011, the Company's three largest customers accounted for 45%, 20% and 19%, respectively, of the Company's revenues. For the nine months ended September 30, 2010, the Company's four largest customers accounted for 52%, 21%, 11% and 10% individually, of the Company's revenues. No other individual customer accounted for more than 10% of the Company's revenues for these periods. The Company is dependent on its commercial partners to market and sell DepoCyt(e) and DepoDur, from which a substantial portion of its revenues is derived. Therefore, the Company's future revenues from these products are highly dependent on commercial and distribution arrangements.

  Per Share Data

        Net loss per share was determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's Series A convertible preferred stock was a participating security, because the stockholders of the Series A Convertible preferred stock were entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

        Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the Series A Convertible Preferred Stock were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per common share no allocation to preferred stock was made.

        Diluted net loss per share is calculated by dividing net loss available to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period. Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and warrants (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two-class method). Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive. No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented. Potentially dilutive securities that would be issued upon the conversion of convertible notes, conversion of Series A convertible preferred stock and the exercise of outstanding warrants and stock options, were 1.4 million and 7.2 million for the nine months ended September 30, 2011 and 2010, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation and Principles of Consolidation

        The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries PPI-California and Pacira Limited. Pacira Limited was incorporated in the United Kingdom and its functional currency is the U.S. dollar. Intercompany accounts and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred losses and negative operating cash flows since inception and future losses are anticipated. As described in Note 18, the Company has raised  $42 million of gross proceeds, before offering costs, through an initial public offering completed on February 8, 2011. Although the offering and our cash resources provide the Company adequate funding for the next 12 months, the longer-term ability of the Company to continue as a going concern is dependent on improving the Company's profitability and cash flows and securing additional financing.

  Reverse Stock Split

        On January 12, 2011, the board of directors of the Company approved, and on January 12, 2011 the stockholders of the Company approved, a one-for-10.755 reverse stock split of the Company's outstanding common stock, which was effected on January 12, 2011. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment for such fractional shares within 180 days following the effective date of the reverse stock split in lieu of receiving fractional shares. The reverse stock split affected all holders of the Company's preferred stock and common stock uniformly. Shares of common stock underlying outstanding stock options were proportionately reduced and the respective exercise prices of the stock options were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company's series A preferred stock and convertible notes were proportionately reduced and the respective conversion prices were proportionately increased. All references to preferred and common stock and per share information, except par value and authorized shares, in these consolidated financial statements and notes have been adjusted to reflect the effects of the reverse stock split.

  Use of Estimates

        The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and contingent liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company's critical accounting policies are those that are both most important to the Company's consolidated financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Because of the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

  Cash and Cash Equivalents

        All highly-liquid investments with maturities of 90 days or less when purchased are considered cash equivalents.

  Restricted Cash

        As further discussed in Note 10, the Company has entered into a financing agreement with Royalty Securitization Trust I ("RST") for the sale of a royalty interest in its DepoCyt(e) and DepoDur supply revenue and royalties. As part of this financing agreement, the Company and RST maintain a lockbox, where all DepoCyt(e) and DepoDur supply revenue and royalties are received. The Company has no minimum payment obligations under this agreement. Commencing on April 1 of every year, the first  $2.5 million received in the lockbox is restricted and will be used to make quarterly payments due to RST, if any, under the agreement during the subsequent 12 month period. On March 31 of the subsequent year, the balance of cash in the lockbox, if any, is remitted to Pacira. The RST agreement terminates on December 31, 2014. The royalty interest agreement pertains only to DepoCyt(e) and DepoDur, and does not include revenue related to EXPAREL or any other product candidates.

  Credit Risk

        Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed Federal insured limits. At December 31, 2010, the Company had cash and cash equivalent balances in excess of Federally insured limits in the amount of approximately  $1.3 million. The Company performs ongoing credit evaluations of its customers, as warranted, and generally does not require collateral. Revenues from the supply of manufactured product for the Company's commercial partners, royalties, contractual services provided to its collaboration partners and licensing and development fees are primarily derived from major pharmaceutical companies that generally have significant cash resources. Allowances for doubtful accounts receivable are maintained based on historical payment patterns, aging of accounts receivable and actual write-off history. As of December 31, 2010 and 2009, no allowances for doubtful accounts were deemed necessary by the Company on its trade accounts receivable.

  Concentration of Major Customers

        The Company's customers are its commercial and collaborative and licensing partners. For the year ended December 31, 2010, the Company's three largest customers accounted for 49%, 21% and 13%, respectively, of the Company's net revenues. For the year ended December 31, 2009, the Company's three largest customers accounted for 44%, 23%, 20%, respectively, of the Company's net revenues. For the year ended December 31, 2008, the Company's four largest customers accounted for 46%, 20%, 16% and 12%, respectively, of the Company's net revenues. No other individual customers accounted for more than 10% of net revenues. As of December 31, 2010, the Company's three largest customers accounted for 66%, 17% and 11%, respectively, of the Company's trade accounts receivables. As of December 31, 2009, the Company's three largest customers accounted for 56%, 26% and 13%, respectively, of the Company's trade accounts receivables. The Company is dependent on these commercial partners to market and sell DepoCyt(e) and DepoDur, from which a substantial portion of its revenues is derived; therefore, the Company's future revenues from these products are highly dependent on these collaboration and distribution arrangements.

        Domestic net revenues for the years ended December 31, 2010, 2009 and 2008 accounted for 48%, 52% and 48% of the Company's net revenues, respectively. Export revenues for the years ended December 31, 2010, 2009 and 2008 accounted for 52%, 48% and 52% of the Company's net revenues, respectively.

  Inventories

        Inventories consist of finished goods held for sale and distribution, raw materials and work in process, and are stated at the lower of cost, which includes amounts related to material, labor and overhead, and is determined using the first-in, first-out ("FIFO") method, or market (net realizable) value. The Company periodically reviews its inventory to identify obsolete, slow-moving or otherwise unsalable inventories, and establishes allowances for situations in which the cost of the inventory is not expected to be recovered. Overhead costs associated with excess manufacturing capacity are charged to cost of revenue, as incurred.

  Fixed Assets

        Fixed assets are recorded at cost, net of accumulated depreciation and amortization. The Company reviews its property, plant and equipment assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Depreciation of fixed assets is provided over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease terms. Useful lives by asset category are as follows:

Asset Category	Years
Manufacturing and laboratory equipment	5 to 10 years
Computer equipment and software	1 to 3 years
Office furniture and equipment	5 years
Leasehold improvements	1 to 9 years (up to the lease term)

  Impairment of Long-Lived Assets

        Intangible assets are recorded at cost, net of accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives on a straight-line basis. Management reviews long-lived assets, including fixed assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value for the Company's long-lived assets is determined using the expected cash flows discounted at a rate commensurate with the risk involved.

  Settlement of Trade Payables

        During April 2009, the Company initiated a payables settlement program with its trade creditors using various settlement arrangements. As of April 30, 2009, total outstanding unsecured trade payables subject to these settlement arrangements were  $14.3 million. These creditors agreed to settle their outstanding balances for an aggregate of  $12.5 million resulting in reduction in payables of  $1.8 million. The Company has recorded a  $1.3 million reduction to the carrying amount of fixed assets and included a  $0.4 million gain in other income on the Company's consolidated statement of operations for the year ended December 31, 2009 and  $0.1 million gain in other income on the Company's consolidated statement of operations for the year ended December 31, 2010. As of December 31, 2010,  $3.3 million related to these settlement arrangements remained outstanding and was included in accounts payable in the Company's consolidated balance sheet.

  Foreign Currencies

        Realized gains and losses from foreign currency transactions are reflected in the consolidated statements of operations and were not significant in any period in the years ended December 31, 2010, 2009 or 2008. All foreign currency receivables and payables are measured at the applicable exchange rate at the end of the reporting period.

  Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. As of December 31, 2010 and 2009, all deferred tax assets were fully offset by a valuation allowance.

        The Company accrues interest and penalties, if any, on underpayment of income taxes related to unrecognized tax benefits as a component of income tax expense in its consolidated statements of operations.

  Revenue Recognition

        Supply Revenue—The Company recognizes revenue from products manufactured and supplied to its commercial partners, when the following four basic revenue recognition criteria under the related accounting guidance are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. The product can be returned within contracted specified time frames if it does not meet the applicable inspection tests. The Company estimates its return reserves based on its experience of historical return rates.

        Royalties—The Company recognizes revenue from royalties based on sales of its products into the marketplace by its commercial partners. Royalties are recognized as earned in accordance with contract terms when they can be reasonably estimated and collectability is reasonably assured. The Company's commercial partners are obligated to report their net product sales and the resulting royalty due to the Company within 60 days from the end of each quarter. Based on historical product sales, royalty receipts and other relevant information, the Company accrues royalty revenue each quarter.

        Collaborative licensing and development revenue—The Company recognizes revenue from reimbursements received in connection with feasibility studies and development work for third parties who desire to utilize its DepoFoam extended release drug delivery technology for their products, when the Company's contractual services are performed, provided collectability is reasonably assured. The Company's principal costs under these agreements include its personnel conducting research and development, and its allocated overhead, as well as research and development performed by outside contractors or consultants.

        The Company recognizes revenues from non-refundable up-front license fees received under collaboration agreements ratably over the performance period as determined under the collaboration agreement (estimated development period in the case of development agreements, and contract period or longest patent life in the case of supply and distribution agreements). If the estimated performance period is subsequently modified, the Company will modify the period over which the up-front license fee is recognized accordingly on a prospective basis. Upon termination of a collaboration agreement, any remaining non-refundable license fees received by the Company, which had been deferred, are generally recognized in full. All such recognized revenues are included in collaborative licensing and development revenue in the Company's consolidated statements of operations.

        The Company recognizes revenue from milestone payments received under collaboration agreements when earned, provided that the milestone event is substantive, its achievability was not reasonably assured at the inception of the agreement, the Company has no further performance obligations relating to the event, and collectability is reasonably assured. If these criteria are not met, the Company recognizes milestone payments ratably over the remaining period of the Company's performance obligations under the collaboration agreement. All such recognized revenues are included in collaborative licensing and development revenue in the Company's consolidated statements of operations.

  Research and Development Expenses

        Research and development expenses consist of costs associated with products being developed internally, and include related personnel expenses, laboratory supplies, active pharmaceutical ingredients, manufacturing supplies, facilities costs, preclinical and clinical trial costs, and other outside service fees. The Company expenses research and development costs as incurred. A significant portion of the Company's development activities are outsourced to third parties, including contract research organizations. In such cases, the Company may be required to make estimates of related service fees to be accrued.

  Per Share Data

        Net loss per share is determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares. Basic net loss per share is computed by dividing net loss available (attributable) to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the Series A Convertible Preferred Stock are not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per common share no allocation to preferred stock was made for the years ended December 31, 2010, 2009 and 2008.

        Diluted net loss per share is calculated by dividing net loss available (attributable) to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period. Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two-class method). Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive. No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented. Potentially dilutive securities that would be issued upon the conversion of convertible notes, conversion of Series A convertible preferred stock and the exercise of outstanding warrants and stock options, were 8.9 million, 7.2 million and 6.6 million as of December 31, 2010, 2009 and 2008, respectively.

  Share-Based Compensation

        The Company's share-based compensation programs include grants of stock options to employees, consultants and non-employee directors. The expense associated with these programs is recognized in the Company's consolidated statements of operations based on their fair values as they are earned by the employees, consultants and non-employee directors under the applicable vesting terms.

        The valuation of stock options is an inherently subjective process, since market values are generally not available for long-term, non-transferable stock options. Accordingly, the Company uses an option pricing model to derive an estimated fair value. In calculating the estimated fair value of stock options granted, the Company uses the Black-Scholes option pricing model which requires the consideration of the following variables for purposes of estimating fair value:

  •
  the stock option exercise price;

  •
  the expected term of the option;

  •
  the grant date fair value of the Company's common stock, which is issuable upon exercise of the option;

  •
  the expected volatility of the Company's common stock;

  •
  expected dividends on the Company's common stock; and

  •
  the risk-free interest rate for the expected option term.

Of the variables above, the Company believes that the selection of an expected term and expected stock price volatility are the most subjective. The Company's historical stock option exercise experience does not provide a reasonable basis upon which to estimate expected term. Accordingly, the Company uses a term based on a simplified method, pursuant to SEC Staff Accounting Bulletin No. 107, Share-based Payment, for "plain vanilla" options. For calculating stock price volatility, the Company utilizes historical stock prices of publicly traded companies that are similar to Pacira.

        The Company estimates the level of award forfeitures expected to occur, and records compensation cost only for those awards that are ultimately expected to vest.

  Segment Reporting

        The Company currently operates in a single operating segment. The Company generates revenue from various sources that result primarily from its revenue from DepoCyt(e) and DepoDur underlying research and development activities. In addition, financial results are prepared and reviewed by management as a single operating segment.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2011
FAIR VALUE MEASUREMENTS
FINANCIAL INSTRUMENTS

Note 3— FINANCIAL INSTRUMENTS

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction. To increase consistency and comparability in fair value measurements, the FASB established a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels are:

·                  Level 1—Values are unadjusted quoted prices for identical assets and liabilities in active markets.

·                  Level 2—Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.

·                  Level 3—Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.

The carrying value of financial instruments including cash and cash equivalents, restricted cash, accounts receivable, notes receivable, and accounts payable approximate their respective fair values due to the short-term maturities of these instruments and debts. The carrying value of the long-term debt approximates its fair value since the interest rate approximates current market rates for similar instruments.

Short-term investments consist of investment grade commercial paper and corporate bonds with initial maturities of greater than three months at the date of purchase but less than one year. The net unrealized gains (losses) from the Company’s short-term investments are captured in other comprehensive loss. At September 30, 2011, all of the Company’s short-term investments are classified as available for sale investments and determined to be Level 2 instruments, which are measured at fair value using standard industry models with observable inputs. At September 30, 2011, we had  $20.7 million invested in short-term investments which were rated A or better by Standard & Poor’s and had maturities ranging from 134 to 173 days from date of purchase. The following summarizes the Company’s short-term investments at September 30, 2011 (in thousands):

		Gross	Gross
		Unrealized	Unrealized	Fair Value
	Cost	Gains	Losses	(Level 2)
Debt securities:
Commercial Paper	$13,497	$3	$—	$13,500
Corporate Bonds	7,174	—	(8)	7,166
Total	$20,671	$3	$(8)	$20,666

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company maintains its cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed Federal insured limits.

As of September 30, 2011, three customers accounted for 70%, 19% and 10%, respectively, of the Company’s trade accounts receivable. As of December 31, 2010, three customers accounted for 66%, 17% and 11%, respectively, of the Company’s trade accounts receivable.

INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INVENTORIES
INVENTORIES

Note 4—INVENTORIES

        The components of inventories were as follows (in thousands):

	September 30, 2011	December 31, 2010
Raw materials	$822	$1,108
Work-in-process	439	10
Finished goods	406	487

Total	$1,667	$1,605

6.    INVENTORIES         The components of inventories were as follows:

	December 31,
	2010	2009
	(in thousands)
Raw materials	$1,108	$716
Work-in-process	10	48
Finished goods	487	965

Total	$1,605	$1,729

FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FIXED ASSETS
FIXED ASSETS

Note 5—FIXED ASSETS

        Fixed assets, at cost, summarized by major category, consist of the following (in thousands):

	September 30, 2011	December 31, 2010
Machinery and laboratory equipment	$7,349	$7,002
Computer equipment and software	848	765
Office furniture and equipment	157	167
Leasehold improvements	4,332	3,938
Construction in progress	20,489	18,144

Total	33,175	30,016
Less accumulated depreciation	(7,350)	(6,066)

Fixed assets, net	$25,825	$23,950

        Depreciation expense was  $1.3 million and  $1.4 million for the nine months ended September 30, 2011 and 2010 respectively.

7.    FIXED ASSETS

        Fixed assets, at cost, summarized by major category, consist of the following:

	December 31,
	2010	2009
	(in thousands)
Machinery and laboratory equipment	$7,002	$7,124
Computer equipment and software	765	765
Office furniture and equipment	167	167
Leasehold improvements	3,938	3,809
Construction in progress	18,144	12,289

Total	30,016	24,154
Less accumulated depreciation	(6,066)	(4,594)

Fixed assets, net	$23,950	$19,560

        Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was  $1.8 million,  $1.9 million and  $2.0 million, respectively. Depreciation expenses associated with the Company's commercial products are included in cost of revenue. Depreciation expense associated with the Company's products in development are included in research and development expenses. Depreciation expense associated with general and administrative activities are included in selling, general and administrative expenses.

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
INTANGIBLE ASSETS

Note 6—INTANGIBLE ASSETS

        Intangible assets are summarized as follows (in thousands):

	September 30, 2011	December 31, 2010	Estimated Useful Life
Core Technology
Gross amount	$2,900	$2,900	9 years
Accumulated amortization	(1,450)	(1,208)

Net	1,450	1,692

Developed Technology
Gross amount	11,700	11,700	7 years
Accumulated amortization	(7,521)	(6,268)

Net	4,179	5,432

Trademarks and trade names
Gross amount	500	500	7 years
Accumulated amortization	(310)	(253)

Net	190	247

DepoDur Rights
Gross amount	2,058	2,058	Remaining patent life
Accumulated amortization	(673)	(517)	ending November 2018

Net	1,385	1,541

Intangible assets, net	$7,204	$8,912

        Amortization expense for intangibles was  $1.7 million for each of the nine months ended September 30, 2011 and 2010. Amortization expenses associated with the Company's commercial products and developed technology are included in cost of revenues. Amortization expenses associated with the Company's products in development are included in research and development expenses.

        The approximate amortization expense for intangibles, all of which are subject to amortization, is as follows (in thousands):

	Core Technology	Developed Technology	Trademarks and Tradenames	DepoDur Rights	Total
2011 (remaining three months)	$81	$418	$18	$49	$566
2012	322	1,671	76	196	2,265
2013	322	1,671	76	196	2,265
2014	322	419	20	196	957
2015	322	—	—	196	518
Thereafter	81	—	—	552	633

Total	$1,450	$4,179	$190	$1,385	$7,204

8.    INTANGIBLE ASSETS

        Intangible assets consist of core technology, developed technology, DepoDur rights, and trademarks and trade names acquired in the acquisition of SkyePharma, Inc. (see Note 4). Intangible assets are recorded at cost, net of accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives on a straight-line basis.

        Intangible assets are summarized as follows:

	December 31,
			Estimated Useful Life
	2010	2011
	(in thousands)
Core Technology
Gross amount	$2,900	$2,900	9 years
Accumulated amortization	(1,208)	(886)

Net	1,692	2,014

Developed Technology
Gross amount	11,700	11,700	7 years
Accumulated amortization	(6,268)	(4,596)

Net	5,432	7,104

Trademarks and trade names
Gross amount	500	500	7 years
Accumulated amortization	(253)	(176)

Net	247	324

DepoDur Rights
Gross amount	2,058	2,058	Remaining patent life
Accumulated amortization	(517)	(322)	ending November

Net	1,541	1,736	2018

Intangible assets, net	$8,912	$11,178

        Annual amortization expense for intangibles was  $2.3 million,  $2.2 million and  $2.2 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amortization expenses associated with the Company's commercial products and developed technology are included in cost of revenue. Amortization expenses associated with the Company's products in development are included in research and development expenses.

        The approximate amortization expense for intangibles subject to amortization is as follows (in thousands):

	Core Technology	Developed Technology	Trademarks and Trade	DepoDur Rights	Total
2011	$322	$1,671	$76	$196	$2,265
2012	322	1,671	76	196	2,265
2013	322	1,671	76	196	2,265
2014	322	419	19	196	956
2015	322	—	—	196	518
Thereafter	82	—	—	561	643

Total	$1,692	$5,432	$247	$1,541	$8,912

        Intangibles are evaluated for potential impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recorded to the extent the asset's carrying value is in excess of the fair value of the asset. When fair values are not readily available, the Company estimates fair values using expected discounted future cash flows. During 2008, the Company recorded an impairment loss of  $125,000, primarily related to the Company's DepoDur trademark. The DepoDur trademark was determined to be impaired because the Company's revised estimates of future sales were significantly lower than its prior estimates. Such impairment losses are reflected in costs of revenue in the Company's consolidated statements of operations. No impairment loss was recorded in 2010 and 2009.

DEBT AND FINANCING OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DEBT
DEBT AND FINANCING OBLIGATIONS

Note 7—DEBT AND FINANCING OBLIGATIONS

        The composition of the Company's debt and financing obligations is as follows (in thousands):

	September 30, 2011	December 31, 2010
Related party debt, including accrued interest:
2009 Convertible Notes	$—	$11,655
2009 Secured Notes	—	12,324
2010 Secured Notes	—	15,462
2010 HBM Secured Notes	—	3,945
2010 Convertible Notes, net of debt discount	—	6,409

	—	49,795

Financing obligations:
Hercules Note, current portion	4,871	3,182
Hercules Note, long-term portion, net of debt discount	20,603	21,869
Royalty interest obligation, current portion	1,293	1,575
Royalty interest obligation, long-term portion	1,842	2,996

	28,609	29,622

Total debt and financing obligations	$28,609	$79,417

  2009 Convertible Notes

        Upon completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $11.7 million under the 2009 Convertible Notes was converted into 871,635 shares of common stock.

  2009 Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $12.5 million under the 2009 Secured Notes was converted into an aggregate of 927,881 shares of common stock.

  2010 Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $15.5 million under the 2010 Secured Notes was converted into an aggregate of 1,156,606 shares of common stock.

  2010 Convertible Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal on the 2010 Convertible Notes of  $7.5 million was converted into an aggregate of 1,071,428 shares of common stock. Due to this conversion, the combined value of  $1.1 million representing the warrants, which were issued in connection with the issuance and sale of the 2010 Convertible Notes, and the beneficial conversion feature was amortized in full.

  HBM Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled  $4.0 million, and an early prepayment penalty, under the HBM Secured Notes was converted into 297,359 shares of common stock.

  Hercules Note

        The outstanding principal on the term loan (Hercules Note) under the Hercules Credit Facility entered into on November 24, 2010 was  $26.3 million as of September 30, 2011 and December 31, 2010. The term loan under the Hercules Credit Facility is comprised of two tranches, Tranche A and Tranche B. The Tranche A portion of the term loan is comprised of  $11.3 million in principal and carries a floating per annum interest rate equal to 10.25% plus the amount, if any, by which the prime rate exceeds 4.00%. The Tranche B portion of the term loan is comprised of  $15.0 million in principal and carries a floating per annum interest rate equal to 12.65% plus the amount, if any, by which the prime rate exceeds 4.00%. As of September 30, 2011, the blended interest rate on the Hercules Note was 11.62%.

        The Hercules Note provides for an "interest only period" when no principal amounts are due and payable. The interest only period was initially from November 24, 2010 through August 31, 2011, but was extended through November 30, 2011, upon the Company's request after certain conditions were met. See Note 12—Susbequent Events for further discussion. Following the end of the interest only period, the term loan is to be repaid in 33 monthly installments of principal and interest beginning on the first business day after the month in which the interest only period ends. The Company's principal payments as of September 30, 2011 are currently due as follows:  $7.1 million in 2012,  $9.4 million in 2013 and  $9.8 million in 2014.

10. DEBT

        The composition of the Company's debt and financing obligations, including accrued interest, is as follows:

	December 31,
	2010	2009
	(in thousands)
Related party debt, including accrued interest:
2009 Convertible notes	$11,655	$11,124
2009 Secured notes	12,324	11,049
2010 Secured notes	15,462	—
2010 HBM Secured note	3,945	—
2010 Convertible note, net of debt discount	6,409	—

	49,795	22,173

Financing obligations:
Hercules note, current portion	3,182	—
Hercules note, long-term portion, net of debt discount	21,869	—
Royalty interest obligation, current portion	1,575	1,599
Royalty interest obligation, long-term portion	2,996	3,647

	29,622	5,246

Total debt and financing obligations	$79,417	$27,419

CONVERTIBLE NOTES PAYABLE

  2009 Convertible Notes

        In January 2009, the Company sold  $10.63 million aggregate principal amount of unsecured convertible promissory notes, or the 2009 Convertible Notes. The 2009 Convertible Notes were issued with detachable warrants to purchase an aggregate of 158,065 shares of the Company's common stock at an exercise price of  $2.69 per share. In recording the transaction, the Company allocated the proceeds of the 2009 Convertible Notes and the warrants based on their relative fair values. Fair value of the warrants was determined using the Black-Scholes valuation model and allocated to additional paid-in capital. It was also determined that the 2009 Convertible Notes contained a beneficial conversion feature since the fair value of the common stock issuable upon the conversion of the notes exceeded the value allocated to the notes. The Company recognized and measured the embedded beneficial conversion feature of each of the 2009 Convertible Notes by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The intrinsic value of the beneficial conversion feature was calculated at the commitment date as the difference between the conversion price and the fair value of the securities into which the convertible instruments were convertible.

        The 2009 Convertible Notes accrue interest at an annual rate of 5% payable at maturity or at the time of conversion. In connection with entering into the Hercules Credit Facility, as described further below, the maturity dates of the 2009 Convertible Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. Also in connection with entering into the Hercules Credit Facility, the holders of the 2009 Convertible Notes entered into a subordination agreement with Hercules pursuant to which the 2009 Convertible Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, holders of the 2009 Convertible Notes had entered into an inter-creditor agreement with the holders of the 2009 Secured Notes and the 2010 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        Upon the closing of a Qualified Financing (as defined below), unless the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes have elected Optional Conversion of the 2009 Convertible Notes as described below, all outstanding principal and accrued interest under the 2009 Convertible Notes will automatically convert into shares of the same class and series of capital stock of the Company issued to investors in the Qualified Financing at a conversion price per share equal to the price per share paid by other investors in the Qualified Financing. A "Qualified Financing" means the next sale of preferred stock of the Company (i) with gross proceeds to the Company (including proceeds from any indebtedness of the Company that converts into equity in such financing) of at least  $10 million or (ii) that is designated as a "Qualified Financing" by the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes. Additionally, the 2009 Convertible Notes and any unpaid interest may be converted to Series A convertible preferred stock upon the election by the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes with a conversion price paid per share equal to the price per share of Series A convertible preferred stock at the time of conversion ("Optional Conversion"). The warrants have an exercise price per share of  $2.69 and will expire on January 21, 2014.

        In the event of the completion of a merger or consolidation, sale of all the Company's assets or common stock or voluntary or involuntary liquidation, prior to full payment of the 2009 Convertible Notes or prior to the time when the 2009 Convertible Notes may be converted, the 2009 Convertible Notes will be due and payable with a control premium and the then outstanding principal and unpaid accrued interest and will be senior to all payments of Company common stock and Series A convertible preferred stock. Additionally, the 2009 Convertible Notes are due on demand in the event of default, litigation that threatens to materially and adversely affect the Company's business, operations, assets or results of operations, or bankruptcy by the Company.

        The value of the warrants has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the notes. For the year ended December 31, 2009, the amortization of the discount was  $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        The value of the beneficial conversion feature has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the notes. For the year ended December 31, 2009, the amortization of the discount was  $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        The outstanding principal and accrued interest on the 2009 Convertible Notes was  $11.7 million and  $11.1 million as of December 31, 2010 and 2009, respectively, and annual interest expense associated with these notes was  $0.5 million for the years ended December 31, 2010 and 2009. As further discussed in Note 18, the 2009 Convertible Notes converted into an aggregate of 871,635 shares of common stock upon the Company's initial public offering in February 2011.

  December 2010 Convertible Notes

        On December 29, 2010, the Company sold  $15.0 million in aggregate principal amount of convertible promissory notes, or the December 2010 Convertible Notes, in a private placement to certain of its existing investors. 50% of the principal amount was funded on December 29, 2010. The remaining 50% of the principal amount will be funded in a second closing to occur upon written request of holders of at least 75% of the outstanding principal amount of the December 2010 Convertible Notes on or before the earlier of the completion of the Company's initial public offering or March 31, 2011. In connection with the issuance and sale of the December 2010 Convertible Notes, the Company issued warrants to the holders of the December 2010 Convertible Notes to purchase an aggregate of 167,361 shares of its common stock with an exercise price of  $13.44 per share. Pursuant to the terms of the agreement for the issuance and sale of the December 2010 Convertible Notes, in the event a second closing of the issuance and sale of the December 2010 Convertible Notes occurs, the Company will issue warrants to the holders of the December 2010 Convertible Notes to purchase an additional 167,361 shares of its common stock with an exercise price of  $13.44 per share. The Company's existing investors have indicated they will not purchase the additional  $7.5 million of December 2010 Convertible Notes in the second closing. The December 2010 Convertible Notes will have an interest rate of 5% per year from and after March 31, 2011 and all principal and accrued and unpaid interest on the December 2010 Convertible Notes is due and payable upon the earliest of: (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        Upon completion of the Company's proposed initial public offering (see Note 18), all principal and interest due under the December 2010 Convertible Notes will be converted into shares of the Company's common stock at a conversion price equal to the price per share of common stock sold in the Company's initial public offering. Purchasers of the December 2010 Convertible Notes included certain holders of more than 5% of the Company's capital stock, or entities affiliated with them.

        The fair value of the warrants granted on December 29, 2010 is  $0.5 million and the fair value of the beneficial conversion feature is a corresponding  $0.5 million. The value of the warrants and the beneficial conversion feature was recorded as a discount to the December 2010 Convertible Notes and amortized as a component of interest expense over the original term of the December 2010 Convertible Notes. Upon the completion of the Company's initial public offering, when the December 2010 Convertible Notes are converted into common stock, any unamortized balance will be recognized in full on the date of such event.

        The outstanding principal and accrued interest on the 2010 Convertible Notes was  $7.5 million as of December 31, 2010. As further discussed in Note 18, the 2010 Convertible Notes converted into an aggregate of 1,071,428 shares of common stock upon the Company's initial public offering in February 2011.

SECURED PROMISSORY NOTES

  2009 Secured Notes

        In June 2009, the Company entered into an agreement with certain of its existing investors to issue  $10.63 million in aggregate principal amount of secured notes, or the 2009 Secured Notes. To secure the performance of the Company's obligations under purchase agreement for the 2009 Secured Notes, the Company granted a security interest in all of its assets except the assets that secure the Company's obligations under its agreement with Paul Capital to the investors. In connection with entering into the Hercules Credit Facility, the holders of the 2009 Secured Notes entered into a subordination agreement with Hercules pursuant to which the 2009 Secured Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, 2009 Secured Noteholders had entered into an inter-creditor agreement with the holders of the 2009 Convertible Notes and the 2010 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The 2009 Secured Notes have an interest rate of 12% per year and all principal and accrued and unpaid interest on the 2009 Secured Notes is due on December 31, 2010. In connection with entering into the Hercules Credit Facility, the maturity dates of the 2009 Secured Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        The outstanding principal and accrued interest on the 2009 Secured Notes was  $12.3 million and  $11.0 million as of December 31, 2010 and 2009, respectively, and interest expense associated with these promissory notes was  $1.3 million and  $0.4 million for the years ended December 31, 2010 and 2009, respectively.

  2010 Secured Notes

        In March 2010, the Company entered into an agreement with certain of its existing investors to issue  $15 million in aggregate principal amount of secured notes, or the 2010 Secured Notes. To secure the performance of its obligations under the purchase agreement for the 2010 Secured Notes, the Company granted a subordinated security interest in substantially all of its assets, including its intellectual property assets, to the investors. The investors purchased the entire  $15 million of 2010 Secured Notes in three closings in March, June and September 2010.

        The 2010 Secured Notes have an interest rate of 5% per year and all principal and accrued and unpaid interest is due on December 31, 2010. In connection with entering into the Hercules Credit Facility, as described further below, the maturity dates of the 2009 Secured Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. Also in connection with entering into the Hercules Credit Facility, the holders of the 2010 Secured Notes entered into a subordination agreement with Hercules pursuant to which the 2010 Secured Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, 2010 Secured Noteholders had entered into an inter-creditor agreement with the holders of the 2009 Convertible Notes and the 2009 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The outstanding principal and accrued interest on the 2010 Secured Notes was  $15.5 million as of December 31, 2010 and interest expense associated with these notes was  $0.5 million for the year ended December 31, 2010.

  HBM Term Loan

        On April 30, 2010, the Company entered into a subordinated secured note purchase agreement with entities affiliated with HBM BioVentures, or HBM, to issue  $3.75 million in aggregate principal amount of secured notes, or the HBM Secured Notes, in a private placement. Pursuant to the purchase agreement for the HBM Secured Notes, upon written notice delivered to HBM prior to September 30, 2010, HBM purchased an amount of secured notes set forth in the notice. HBM purchased the entire  $3.75 million of the HBM Secured Notes in three closings in April, June and September 2010. To secure the performance of its obligations under the purchase agreement for the HBM Secured Notes, the Company granted a subordinated security interest in substantially all of its assets, including its intellectual property assets, other than the assets that secure its obligations under its agreement with Paul Capital. The HBM Secured Notes carry an interest rate of approximately 10% per year. In addition, the HBM Secured Notes require a final payment fee if they are prepaid prior to the maturity date. The maturity date of the HBM Secured Notes is the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. On November 24, 2010, the holders of the HBM Secured Notes entered into a subordination agreement with Hercules pursuant to which the HBM Secured Notes were subordinated to the Hercules Credit Facility.

        The outstanding principal and accrued interest on the HBM Secured Notes was  $3.9 million as of December 31, 2010 and interest expense associated with these notes was  $0.2 million for the year ended December 31, 2010.

CREDIT FACILITIES

  GECC Credit Facility

        In April 2010, The Company entered into a credit facility with General Electric Capital Corporation (the "GECC Credit Facility"), with  $11.25 million available for borrowing. The Company borrowed an aggregate principal amount of  $5.62 million at the closing,  $2.81 million on July 1, 2010 and the remaining  $2.81 million on September 2, 2010. Each of the term loans under the GECC Credit Facility carried a fixed interest rate of approximately 10% that was payable monthly. The GECC Credit Facility required no payment of principal for the first year, and then equal principal payments over 24 months until the maturity dates of 3 years from the funding dates. The GECC Credit Facility was secured by a first priority lien on all of the Company's assets other than the assets that secure its obligations under its agreement with Paul Capital, and was guaranteed in full by certain majority investors of the Company (the "guarantors").

        In connection with any prepayments of term loans under the GECC Credit Facility, the Company was required to pay, in addition to all principal and accrued and unpaid interest on such term loan, a final payment fee equal to (i) 0.45% of the original principal amount of such term loan if the prepayment was made or required before the one year anniversary of such term loan, (ii) 2.25% of the original principal amount of such term loan if the prepayment was made or required on or after the one year anniversary of such term loan but before the two year anniversary of such term loan, and (iii) 3.50% of the original principal amount of such term loan if the prepayment was made or required on or after the two year anniversary of such term loan.

        The GECC Credit Facility was guaranteed by the Company and was secured by a first priority lien on all of the assets of both PPI-California and the guarantors, other than the assets that secure its obligations under its agreement with Paul Capital. In addition, the GECC Credit Facility was guaranteed by certain of the Company's investors (other than HBM) on a several and not joint basis which guarantee was limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest under the GECC Credit Facility, but in no event to exceed  $11.25 million in the aggregate. The obligations of the investors under the guarantee is not triggered until the earlier to occur of (i) thirty days after written notice from the agent that the obligations under the GECC Credit Facility have been accelerated, and (ii) the occurrence of a bankruptcy or insolvency event with respect to the borrower, the Company or any of the investor guarantors. The guarantee by the Company's investors of the GECC Credit Facility also included covenants that required each such investor to maintain at all times unfunded commitments from its investors in an amount equal to at least one and one-half times the maximum amount that the investor would have been obligated for under the investor guarantee, and also included certain control requirements with respect to such investors.

        The GECC Loan and Security Agreement contained events of default including payment default, default arising from the breach of the provisions of the GECC Loan and Security Agreement and related documents or the inaccuracy of representations and warranties, attachment default, judgment default, bankruptcy and insolvency, a cross-default provision with respect to other material indebtedness, default based on the unenforceability, invalidity or revocation of a the GECC Loan and Security Agreement or any other related documents (including any guarantee or applicable subordination agreement) or any security interests, the occurrence of a material adverse effect (as defined in the GECC Loan and Security Agreement) and certain changes in control, including if the chief executive officer or chief financial officer of the borrower cease to be involved in the daily operations or management of the business, if certain holders cease to own or control at least 51% of the outstanding capital stock of the Company, if the Company ceased to own or control all the economic and voting rights of the borrower and if the borrower ceased to own or control, directly or indirectly, all of the economic or voting rights of each of its subsidiaries.

        The occurrence of an event of default under the GECC Credit Facility could have triggered the acceleration of the obligations under the GECC Credit Facility or allowed the agent or lenders to exercise other rights and remedies, including rights against the assets which secured the GECC Credit Facility and rights under guarantees provided to support the obligations under the GECC Credit Facility.

        The GECC Loan and Security Agreement contained a number of affirmative and restrictive covenants including reporting requirements, compliance with laws, protection of intellectual property and other collateral covenants, and limitations, subject to certain exceptions set forth in the GECC Loan and Security Agreement, on liens and indebtedness, limitations on dispositions, limitations on mergers and acquisitions, limitations on restricted payments and investments, limitations on transactions with the Company's affiliates, limitations on changes in business, limitations on amendments and waivers of certain agreements, and limitations on waivers and amendments to certain agreements, including certain portions of the Paul Capital agreements, the Company's organizational documents, and documents relating to debt that is subordinate to the Company's obligations under the GECC Credit Facility.

        On November 24, 2010, the GECC Credit Facility was repaid in full, from the proceeds of the term loan under the Hercules Credit Facility, as further described below. The Company incurred a loss on the extinguishment of debt of approximately  $184,000. Interest expense associated with the facility was  $0.3 million for the year ended December 31, 2010.

  Hercules Credit Facility

        On November 24, 2010, the Company entered into a  $26.25 million credit facility with Hercules Technology Growth Capital, Inc. and Hercules Technology III, L.P., as lenders (the "Hercules Credit Facility"). At the closing of the Hercules Credit Facility, the Company entered into a term loan in the aggregate principal amount of  $26.25 million, which was the full amount available under the Hercules Credit Facility. As of December 31, 2010, the entire term loan of  $26.25 million was outstanding. The term loan under the Hercules Credit Facility is comprised of two tranches, Tranche A and Tranche B. The Tranche A portion of the term loan is comprised of  $11.25 million in principal and carries a floating per annum interest rate equal to 10.25% plus the amount, if any, by which the prime rate exceeds 4.00%. Upon the release of the investors' guaranty (described below), the interest rate on the Tranche A portion of the term loan will increase to a floating per annum interest rate equal to 11.00% plus the amount, if any, by which the prime rate exceeds 4.00%. The Tranche B portion of the term loan is comprised of  $15.0 million in principal and carries a floating per annum interest rate equal to 12.65% plus the amount, if any, by which the prime rate exceeds 4.00%. As of December 31, 2010, the interest rate on the Tranche A portion was 10.25% and on the Tranche B portion was 12.65%. Interest on the term loan is payable monthly. If there is an event of default under the Hercules Credit Facility, the Company will be obligated to pay interest at a higher default rate. The proceeds of the term loan under the Hercules Credit Facility have been used to repay the GECC Credit Facility in full and will be used for other general corporate purposes.

        As further consideration to the lenders to provide the term loan to the Company under the Hercules Credit Facility, the Company issued to the lenders a warrant to purchase 178,986 shares of the Company's Series A convertible preferred stock. If after the closing date of the Hercules Credit Facility and prior to the completion of the Company's initial public offering, the Company issues equity securities in a private placement then the lenders may, at their option, exercise the warrant for the same class and type of equity securities that the Company issues in such private placement in lieu of Series A convertible preferred stock. The exercise price for the shares to be issued under the warrant is equal to the lower of  $13.44 per share or the price per share paid in the next private placement. The warrant is valid from the date of issuance until the earlier to occur of ten (10) years from the date of issuance or five (5) years following the effective date of a registration statement for an initial public offering. As further described in Note 18, the Company has completed an initial public offering on February 8, 2011 and no private placement occurred prior to its completion.

        The Hercules Credit Facility provides for an "interest only period" when no principal amounts are due and payable. The interest only period runs initially from November 24, 2010 through August 31, 2011, but can be extended, at the Company's request, to either November 30, 2011 or February 28, 2012 if certain conditions are satisfied. Following the end of the interest only period, the term loan is to be repaid in 33 equal monthly installments of principal and interest beginning on the first business day after the month in which the interest only period ends. Amounts repaid may not be re-borrowed. The Company can, at any time, prepay all or any part of the term loan provided that so long as the investors' guaranty (as described below) is in effect, the Company cannot prepay any part of the Tranche A portion of the term loan without the lenders' consent if any of the Tranche B portion is outstanding. If the investors' guaranty is not in effect, then any prepayments are to be applied pro rata across the outstanding balance of both portions of the term loan. In connection with any prepayments of the term loan under the Hercules Credit Facility, the Company is required to pay, in addition to all principal and accrued and unpaid interest on such term loan, a prepayment charge equal to 1.25% of the principal amount being prepaid. In addition, there is an end of term charge that is payable to the lenders upon the earliest to occur of the maturity date, the prepayment in full of the Company's obligations under the Hercules Credit Facility and the acceleration of the Company's obligations under the Hercules Credit Facility.

        The Hercules Credit Facility is secured by a first priority lien on all of the Company's assets other than the assets that secure the Company's obligations under the Amended and Restated Royalty Interests Assignment Agreement (as described below). In addition, the Hercules Credit Facility is guaranteed by certain of the Company's investors (other than entities affiliated with HBM) on a several and not joint basis, which guarantee is limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest under the Hercules Credit Facility, but in no event exceeding  $11.25 million in the aggregate. The Hercules loan agreement, provides that upon the occurrence of certain circumstances and upon the Company's request, the investors' guarantee may be terminated and released.

        The Hercules loan and security agreement also contains a provision that entitles the lenders to, subject to applicable securities laws and regulatory requirements, a limited right to participate in any equity financings that occur between the closing date of the Hercules Credit Facility and the completion of the Company's initial public offering.

        The Hercules loan and security agreement contains events of default including payment default, default arising from the breach of the provisions of the Hercules loan and security agreement and related documents (including the occurrence of certain changes in control, including if the Company's chief executive officer ceases under certain conditions to be involved in the daily operations or management of the business, or if certain holders of the Company's capital stock cease to retain, after the consummation of certain corporate transactions, shares representing more than 50% of the surviving entity after such transactions (provided that the Company's initial public offering shall not constitute such a change in control)) or the inaccuracy of representations and warranties contained in the loan and security agreement, attachment default, bankruptcy and insolvency, cross-default with respect to certain other indebtedness (including certain events under the Amended and Restated Royalty Interests Assignment Agreement), breach of the terms of any guarantee (including the investors' guarantee) of the Hercules Credit Facility, the occurrence of a material adverse effect (as defined in the Hercules loan and security agreement).

        The occurrence of an event of default under the Hercules Credit Facility could trigger the acceleration of the Company's obligations under the Hercules Credit Facility or allow the lenders to exercise other rights and remedies, including rights against the Company's assets that secure the Hercules Credit Facility and rights under guarantees provided to support the obligations under the Hercules Credit Facility.

        The Hercules loan and security agreement contains a number of affirmative and restrictive covenants, including reporting requirements and other collateral limitations, certain limitations on liens and indebtedness, dispositions, mergers and acquisitions, restricted payments and investments, corporate changes and waivers and amendments to certain agreements, the Company's organizational documents, and documents relating to debt that is subordinate to the Company's obligations under the Hercules Credit Facility.

        In connection with entering into the Hercules Credit Facility, the maturity dates of the 2009 Convertible Notes, the 2009 Secured Notes and the 2010 Secured Notes were extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility (as described above) and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        In connection with entering into the Hercules Credit Facility, the holders of the 2010 Convertible Notes entered into a subordination and intercreditor agreement with the lenders under the Hercules Credit Facility pursuant to which the 2010 Convertible Notes were subordinated to the Hercules Credit Facility. The holders of the 2010 Convertible Notes previously entered into a separate intercreditor agreement with the holders of the 2010 Secured Notes and the 2010 Secured Notes pursuant to which the 2010 Convertible Notes were subordinated to the 2010 Secured Notes and the 2010 Secured Notes, and the holders of the 2010 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The end of term charge of approximately  $0.6 million has been recorded in accrued expenses and as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. The warrants, valued at approximately  $0.6 million, have also been recorded as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. For the year ended December 31, 2010, the combined amortization of the discount was  $32,000. The financing costs of approximately  $0.5 million were capitalized and are being amortized as a component of interest expense over the original term. The outstanding principal and accrued interest on the Hercules Credit Facility was  $26.5 million as of December 31, 2010, and interest expense associated with the facility was  $0.3 million for the year ended December 31, 2010.

  Sale of Royalty Interests

        In 2000, PPI-California and SkyePharma PLC entered into a Royalty Interests Assignment Agreement ("PLC Royalty Agreement") with an affiliate of Paul Capital Advisors, LLC ("Paul Capital") to raise  $30 million. Under the PLC Royalty Agreement, Paul Capital had the right to receive a royalty interest in four of SkyePharma's product sales including product sales of and other payments related to DepoCyt(e) and DepoDur. Payments began for product sales realized on or after January 1, 2003 and continue through December 31, 2014.

        In connection with the Acquisition, the PLC Royalty Agreement was amended ("Amended and Restated Royalty Interests Assignment Agreement"). As part of this amendment the responsibility to pay the royalty interest in product sales of DepoCyt(e) and DepoDur were transferred to the Company and the payment to Paul Capital in a "Purchase Option Event" of the Company, as described below, was defined. The net present value of royalties expected to be repaid to Paul Capital (the "royalty interest obligation") was valued at  $13.0 million.

        The Company recorded the royalty interest obligation as a liability in the Company's consolidated balance sheets in accordance with ASC 470-10-25, Sales of Future Revenues. The Company imputes interest expense associated with this liability using the effective interest rate method. The effective interest rate may vary during the term of the agreement depending on a number of factors including the actual sales of DepoCyt(e) and DepoDur and a significant estimation, performed quarterly, of certain of the Company's future cash flows related to these products during the remaining term of the Royalty Interests Assignment Agreement which terminates on December 31, 2014. Any adjustment to the estimates is reflected in the Company's consolidated statements of operations as interest income (expense). In addition, such cash flows are subject to foreign exchange movements related to sales of DepoCyt(e) and DepoDur denominated in currencies other than U.S. dollars.

        The PLC Royalty Agreement also includes a provision for a "Purchase Option Event." The events include: (1) any change of control, a direct or indirect consequence of which is a material abatement of efforts to develop, market or sell any of the products or reformulated products; or (2) the transfer by the parent of all or substantially all of the parent's consolidated assets; or (3) the transfer by the Company of all or any part of their respective interests in the products or reformulated products, or (4) bankruptcy or other breach or default under the agreement.

        In the event a Purchase Option Event occurs, Paul Capital shall have the right, but not the obligation, exercisable within 90 days, to require the Company to repurchase from Paul Capital the Royalty Interests Assignment, for a repurchase price equal to 50% of the cumulative amount of all payments made during the preceding 24 months (calculated from the date of the Purchaser's receipt of the notice from the Company of the Purchase Option Event) multiplied by the number of days from the date of Paul Capital's exercise of such option until December 31, 2014, divided by 365.

        The Company has no minimum payment obligations under the PLC Royalty Agreement. However, the repayment of the Paul Capital liability is supported through a jointly controlled lockbox, where all DepoCyt(e) and DepoDur supply revenue and royalties are received. Commencing April 1 of every year, the first  $2.5 million received in the lockbox is restricted and will be used to make quarterly payments due to Paul Capital, if any, under the agreement during the subsequent 12 month period. On March 31 of the subsequent year, the balance of cash in the lockbox, if any, is remitted to Pacira. The PLC Royalty Agreement terminates on December 31, 2014. The PLC Royalty Agreement pertains only to DepoCyt(e) and DepoDur, and does not include revenue related to EXPAREL or any other product candidates.  $1.3 million and  $1.2 million was in the lockbox and included in restricted cash in the Company's consolidated balance sheets as of December 31, 2010 and 2009, respectively.

STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY (DEFICIT)

Note 8—STOCKHOLDERS' EQUITY (DEFICIT)

  Initial Public Offering

        On February 8, 2011, the Company completed an initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-170245) that was declared effective by the SEC on February 2, 2011. An aggregate of 6,000,000 shares of common stock registered under the registration statement were sold at a price to the public of  $7.00 per share. The over-allotment option was not exercised by the underwriters. As a result of the initial public offering, the Company raised a total of  $42.0 million in gross proceeds, and approximately  $37.1 million in net proceeds after deducting underwriting discounts and commissions and offering expenses.

        Upon the closing of the initial public offering, all shares of outstanding Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, 2010 Convertible Notes, and HBM Secured Notes were converted into an aggregate of 10,647,549 shares of common stock, as shown in the table below:

Conversion Shares
Series A Convertible Preferred Stock	6,322,640
2009 Convertible Notes	871,635
2009 Secured Notes	927,881
2010 Secured Notes	1,156,606
HBM Secured Notes	297,359
2010 Convertible Notes	1,071,428

10,647,549

  Share-Based Compensation

        The Company recognized share-based compensation in its consolidated statements of operations for the periods ended September 30, 2011 and 2010 as follows (in thousands):

	Nine Months Ended September 30,
	2011	2010
Cost of revenues	$145	$9
Research and development	234	7
Selling, general and administrative	1,586	1

Total	$1,965	$17

        The terms of the stock options granted in September and December 2010 stipulated that they may be exercised only upon the completion of the initial public offering. Consequently, the expense associated with these options was deferred until the successful completion of the initial public offering in February 2011.

  Stock Incentive Plans

        The Company's 2011 stock incentive plan, or 2011 Plan, which became effective immediately prior to the completion of the Company's initial public offering in February 2011, was adopted by its board of directors and approved by its stockholders in December 2010. The 2011 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards and other stock-based awards. The remaining shares available for issuance under the 2007 Plan at the time of the completion of the Company's initial public offering were reallocated to the 2011 Plan. The 2011 Plan contains an "evergreen" provision, which allows for an increase in the number of shares available for issuance under the 2011 Plan on the first day of each calendar year from 2012 through 2015. The following table contains information about the Company's plans at September 30, 2011:

Plan	Awards Reserved for Issuance	Awards Issued	Awards Available for Grant
2011 Plan	407,476	346,234	61,242
2007 Plan	2,139,181	2,139,181	—

	2,546,657	2,485,415	61,242

        Included in the awards issued as shown above are options to purchase 36,750 shares of the Company's stock that were approved as of September 30, 2011 but priced in October 2011. The following table summarizes the Company's stock option activity and related information for the period from December 31, 2010 to September 30, 2011:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	2,073,700	$2.69
Granted	309,484	10.58
Exercised	(7,245)	1.65
Forfeited	(41,967)	3.49
Expired	(1,685)	2.69

Outstanding at September 30, 2011	2,332,287	$3.72

11. STOCKHOLDERS' EQUITY

  Common Stock

        In connection with its formation, the Company issued in March 2007 an aggregate of 464,900 shares of common stock for total aggregate consideration of  $50,000.

  Series A Convertible Preferred Stock

        In March 2007, the Company entered into a Series A Preferred Stock Purchase Agreement pursuant to which the Company issued and sold an aggregate of 6,322,640 shares of Series A convertible preferred stock in four separate closings held in March 2007, February 2008, July 2008 and October 2008, at a purchase price of  $13.44 per share. The aggregate consideration for the shares of Series A convertible preferred stock was  $85 million in cash.

        Each holder of Series A convertible preferred stock has the right, at the option of the holder at any time, to convert their shares of Series A convertible preferred stock into shares of common stock at a current conversion ratio of one-to-one, subject to adjustment for stock splits, certain capital reorganizations and dilutive stock issuances. Each share of the Company's Series A convertible preferred stock will automatically convert into shares of the Company's common stock, at the then effective applicable conversion ratio upon the earlier of: (i) the closing of the sale of the Company's common stock pursuant to a firmly underwritten public offering in which the Company receives gross proceeds of at least  $25 million or (ii) the consent of the holders of at least 66 2/3% of the then outstanding shares of Series A convertible preferred stock.

        The holders of Series A convertible preferred stock are entitled to receive, when, as and if declared by the Company's board of directors out of legally available funds, non-cumulative dividends in an amount equal to any dividends declared, paid or set aside on shares of the Company's common stock. As of December 31, 2010, no dividends have been declared by the Company's board of directors.

        In the event of any liquidation, dissolution or winding up of the Company, the holders of the Series A convertible preferred stock will be entitled to receive in preference to the holders of the Company's common stock, the amount of their original purchase price per share, plus declared and unpaid dividends, if any. If the assets and funds available to be distributed among the holders of the Series A convertible preferred stock are insufficient to permit the payment to such holders of the full preference, then the entire assets and funds legally available for distribution to such holders shall be distributed ratably based on the total due each holder of the Series A convertible preferred stock. Any remaining assets of the Company will be distributed ratably among the holders of its common stock.

        Holders of the Series A convertible preferred stock are entitled to the number of votes they would have upon conversion of their Series A convertible preferred stock into common stock at the then-applicable conversion rate. The holders of Series A convertible preferred stock have been granted certain rights with regard to the election of board members and various other corporate actions.

  Warrants

        On January 22, 2009, the Company issued warrants in connection with the issuance of the 2009 Convertible Notes (see Note 10). The warrants are convertible into an aggregate of 158,065 of shares of the Company's common stock at an exercise price of  $2.69 per share and will expire on January 21, 2014. The value of the warrants has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the 2009 Convertible Notes. For the year ended December 31, 2009, the amortization of the discount was  $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        On July 2, 2009, the Company issued warrants to the landlord of the Company's two San Diego facilities in connection with amendments to the respective lease agreements that deferred minimum annual rental obligations (see Note 13). The warrants are exercisable for an aggregate of 23,244 shares of Series A convertible preferred stock at a price of  $13.44 per share and will expire on the earlier of July 1, 2016 or the fifth anniversary of the consummation of the Company's initial public offering. The value of the warrants was recorded as prepaid interest and is being amortized as a component of interest expense over the deferred rental payment term. For the years ended December 31, 2010 and 2009, the amortization of the interest was  $114,000 and  $63,000, respectively, resulting in a balance of  $27,000 and  $141,000 as of December 31, 2010 and 2009, respectively.

        On November 24, 2010, the Company issued warrants in connection with the Hercules Credit Facility to the lenders to purchase 178,986 shares of the Company's Series A convertible preferred stock (see Note 10). The warrants are exercisable at a price of  $13.44 per share and shall be valid from the date of issuance until the earlier to occur of ten (10) years from the date of issuance or five (5) years following the effective date of the registration statement for an initial public offering. The warrants, valued at approximately  $0.6 million, have been recorded as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. For the year ended December 31, 2010, the amortization of the discount was  $17,000.

        On December 29, 2010, the Company issued warrants in connection with the December 2010 Convertible Notes (see Note 10). The warrants are convertible into an aggregate of 167,361 of shares of the Company's common stock with an exercise price of  $13.44 per share and will expire on December 29, 2017. The warrants, valued at approximately  $0.5 million, have been recorded as a discount to the 2010 Convertible Notes and will be amortized as a component of interest expense over the original term of the 2010 Convertible Notes. Upon the completion of the Company's initial public offering, the December 2010 Convertible Notes will be converted into common stock, and any unamortized balance will be recognized in full on the date of such event (see Note 18).

  Share-Based Compensation

        The Company recognized share-based compensation in its consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Selling, general and administrative	$1	$349	$126
Research and development	22	175	116

	$23	$524	$242

  Pacira Stock Incentive Plan

        Employees and directors have been granted options to purchase common shares under the 2007 Stock Option/Stock Issuance Plan (the "2007 Plan"). The original 2007 Plan provided for the grant of options to purchase up to 650,860 shares of the Company's common stock. Options granted under the 2007 Plan generally expire no later than ten years from the date of grant. The exercise price of incentive stock options must be equal to at least the fair value of the Company's common stock on the date of grant.

        The 2007 Plan was amended in April 2008, to, among other things, increase the number of shares of common stock authorized for issuance under the 2007 Plan from 650,860 shares to 1,066,946 shares.

        On September 2, 2010, the 2007 Plan was amended again to increase the number of authorized plan shares from 1,066,946 to 1,729,498 shares of common stock. Concurrent with the amendment of the 2007 Plan, in September 2010 the board of directors granted stock options to employees, non-employee board members and consultants for an aggregate of 1,448,301 shares of common stock. The stock options have an exercise price of  $1.61 per share. In establishing the exercise price, the board of directors relied on a valuation that concluded as of August 31, 2010 the value of the Company's common stock was  $1.61 per share.

        These stock options may be exercised only upon the completion of an initial public offering prior to December 31, 2012. If an initial public offering is not completed prior to December 31, 2012, then the options automatically cancel (see Note 18). The stock options have a 10-year term, and the option shares vest according to one of the following four schedules:

  (i)
  75% of the option shares vest on the date of grant, and the remaining 25% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over the 12 month period following the date of grant;

  (ii)
  50% of the option shares vest on the date of grant, and the remaining 50% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over 24 month period following the date of grant;

  (iii)
  25% of the option shares vest upon optionee's completion of one year of service to the Company measured from the date of grant, and the remaining 75% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over the 36 month period following the first anniversary of the date of grant; or

  (iv)
  50% of the option shares vest on the first anniversary of the closing of the Company's initial public offering provided that the optionee remains in service to the Company for such first year and, the remaining 50% of the option shares vest on the second anniversary of the closing of the Company's initial public offering provided that the optionee remains in service to the Company over such second year. Upon a change in control of the Company, as defined in the 2007 Plan, 100% of the shares underlying each of these options shall become vested and exercisable immediately prior to such change in control.

        In December 2010, the Company's board of directors granted options to all of its employees, including its named executive officers, and its non-employee directors, for an aggregate of 571,300 shares of common stock. These stock options may be exercised only upon the completion of an initial public offering prior to December 31, 2012. If an initial public offering is not completed prior to December 31, 2012, then the options automatically cancel.

        The following table summarizes the Company's stock option activity and related information for the period from January 1, 2008 to December 31, 2010:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2008	558,141	1.61
Granted	454,110	1.96
Exercised	(107,264)	1.61
Forfeited	(114,064)	1.64
Expired	(1,546)	1.61

Outstanding at December 31, 2008	789,377	1.81
Granted	741	2.69
Exercised	(1,756)	1.61
Forfeited	(655,350)	1.84
Expired	(80,582)	1.61

Outstanding at December 31, 2009	52,430	1.79
Granted	2,028,158	2.71
Exercised	(1,177)	1.89		$1
Forfeited	(3,337)	1.89
Expired	(2,374)	1.75

Outstanding at December 31, 2010	2,073,700	$2.69	9.7	$5,800

Exercisable at December 31, 2010	46,982	$1.97	7.5	$165

Vested and expected to vest at December 31, 2010	1,906,815	$2.64	9.7	$5,422

        The weighted average fair value of options granted for the years ended December 31, 2010 and 2009 were  $5.61 and  $1.94 per share, respectively. The total fair value of options which vested during 2010 and 2009 was approximately  $28,000 and  $0.1 million, respectively.

        As of December 31, 2010, 363,814 shares of common stock were reserved for future grant of stock options. As of December 31, 2010,  $3.9 million of total unrecognized compensation cost related to non-vested stock options is expected to be recognized over the respective vesting terms of each award. The weighted average term of the unrecognized share-based compensation is 3.30 years. As further described in Note 15, unexercised options to purchase an aggregate of 477,820 shares of common stock options were cancelled during 2009, which resulted in share-based compensation of  $0.5 million.

        The fair values of each option grant in 2010, 2009 and 2008 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2009	2008
Expected dividend yield	None	None	None
Risk free interest rate	1.6–3.4%	2.1–2.7%	1.9–3.8%
Expected volatility	80.8%	82.0%	78.2%
Expected life of options	6.25 years	6.25 years	6.25 years

COMMERCIAL PARTNERS AND AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMERCIAL PARTNERS AND AGREEMENTS
COMMERCIAL PARTNERS AND AGREEMENTS

Note 9—COMMERCIAL PARTNERS AND AGREEMENTS

  Novo Nordisk Development and License Agreement

        In January 2011, the Company entered into an agreement, or the Novo Agreement, with Novo Nordisk A/S, or Novo, pursuant to which it granted non-exclusive rights to Novo under certain of its patents and know-how to develop, manufacture and commercialize formulations of a Novo proprietary drug using the Company's DepoFoam drug delivery technology. Under the Novo Agreement, the Company agreed to undertake specified development and technology transfer activities and to manufacture pre-clinical and certain clinical supplies of such DepoFoam formulated Novo product until the completion of such technology transfer activities. Novo is obligated to pay for all costs incurred by the Company in conducting such development, manufacturing and technology transfer activities. The Company received an upfront license fee of  $1.5 million from Novo, which is being recognized on a straight-line basis over the estimated contract term as collaborative licensing and development revenue. The Company is also entitled to receive single-digit royalties on sales of such Novo product if approved for commercialization. In addition, the Company is entitled to receive up to  $24.0 million in milestone payments based on achievement of specified development events, and up to an additional  $20.0 million in milestone payments based on sales of such Novo product exceeding specified amounts. The term of the Novo Agreement shall expire, on a country-by-country basis, upon the later of the date of expiration of all payment obligations under the Novo Agreement or twelve years following the first commercial sale of such Novo product. The Novo Agreement is subject to earlier termination under certain circumstances.

16. COMMERCIAL PARTNERS AND AGREEMENTS

  Sigma -Tau

        In December 2002, the Company entered into a supply and distribution agreement with Enzon Pharmaceuticals Inc. regarding the sale of DepoCyt. Pursuant to the agreement, Enzon was appointed the exclusive distributor of DepoCyt in the United States and Canada. In January 2010, Sigma-Tau Pharmaceuticals, Inc., or Sigma-Tau, acquired the rights to sell DepoCyt from Enzon Pharmaceuticals for the United States and Canada. Under the supply and distribution agreement, the Company supplies unlabeled DepoCyt vials to Sigma-Tau for finished packaging by Sigma-Tau. Under these agreements, the Company receives a fixed payment for manufacturing the vials of DepoCyt and a double-digit royalty on sales by Sigma-Tau in the United States and Canada.

  Mundipharma International Holdings Limited

        In June 2003, the Company entered into an agreement granting Mundipharma International Holdings Limited, or Mundipharma, exclusive marketing and distribution rights to DepoCyte in the European Union and certain other European countries. Under the agreement, as amended, and a separate supply agreement, the Company receives a fixed payment for manufacturing the vials of DepoCyte and a double-digit royalty on sales in the applicable territories by Mundipharma.

  EKR Therapeutics Inc.

        In August 2007, the Company entered into a licensing, distribution and marketing agreement with EKR Therapeutics, Inc., or EKR, granting them exclusive distribution rights to DepoDur in North America, South America and Central America. Under this agreement, as amended, the Company was entitled to receive non-refundable license fees of  $5.0 million paid upon execution of the agreement in August 2007,  $5.0 million paid at the end of 2008, and  $5.0 million paid at the end of 2009. As noted above, the Company recognizes revenue from up-front license fees ratably over the performance period as determined under the agreement. The Company capitalized the up-front license fees into a deferred revenue liability, and amortizes the deferred revenue over a period of 15 years, which represents the contract period. Further, under the agreement, as amended, the Company receives a fixed payment for manufacturing the vials of DepoDur and a double-digit royalty on sales in the applicable territories by EKR.

  Flynn Pharmaceuticals Limited

        In September 2007, the Company entered into a marketing agreement with Flynn Pharma Limited, or Flynn, granting them exclusive distribution rights to DepoDur in the European Union, certain other European countries, South Africa and the Middle East. Under this agreement and a separate supply agreement with Flynn, the Company provides or procures DepoDur manufacturing supply of finished product for sale in the territories licensed by Flynn, and receives a fixed payment for manufacturing the vials of DepoDur and a double-digit royalty on sales in the applicable territories by Flynn.

  Amylin Pharmaceuticals Inc.

        In March 2008, the Company entered into a development and licensing agreement with Amylin Pharmaceuticals, Inc., or Amylin. Under the development and licensing agreement, the Company provides Amylin with access to its proprietary DepoFoam drug delivery technology to conduct research, feasibility and formulation work, and for the manufacturing of pre-clinical and clinical material for various Amylin products. The Company is entitled to payments from Amylin for its work on the formulation and development of compounds with the DepoFoam technology, its achievement of certain clinical development milestones, its achievement of certain worldwide sales and a tiered royalty based upon sales. In April 2008, the Company received a non-refundable up-front license fee of  $8.0 million from Amylin. As noted above, the Company recognizes revenue from up-front license fees ratably over the performance period as determined under the agreement. The Company capitalized the up front license fee into a deferred revenue liability, and amortizes the deferred revenue over a period of approximately nine years. The development and licensing agreement with Amylin remains effective, however, neither party is currently performing any activities under the agreement.

  Feasibility Study Agreements with Third Parties

        In the ordinary course of its business activities, the Company enters into feasibility study agreements with third parties who desire access to its proprietary DepoFoam extended release drug delivery technology to conduct research, feasibility and formulation work. Under these agreements, the Company is compensated to perform feasibility testing on a third party product to determine the likelihood of developing a successful formulation of that product using its proprietary DepoFoam extended release drug delivery technology. If successful in the feasibility stage, these programs can advance to a full development contract.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 10—RELATED PARTY TRANSACTIONS

        In June 2011, the Company entered into an agreement with one of the members of its board of directors to provide consulting services for manufacturing related activities. The fees payable under the agreement may not exceed  $60,000 per year. The amount of fees incurred for the nine months ended September 30, 2011 was not material.

        During 2009 and 2010, the Company entered into 2009 Convertible Note, 2009 Secured Note, 2010 Secured Note, 2010 Convertible Note and HBM Secured Notes, with certain investors in the Company (see Note 7). Upon the completion of the initial public offering in February 2011, the outstanding balances due to these investors of  $51.2 million, including accrued interest of  $4.8 million, were converted into an aggregate of 4,324,909 shares of common stock.

        The Company incurred expenses under the services agreement with Stack Pharmaceuticals Inc., or SPI, an entity controlled by David Stack, the Company's chief executive officer, of approximately  $0.2 million for each of the nine months ended September 30, 2011 and 2010. As of September 30, 2011 and December 31, 2010, the Company had no outstanding balance payable to SPI.

        MPM Asset Management, or MPM, an investor in the Company, provides clinical management and subscription services to the Company. The Company incurred expenses of approximately  $0.3 million and  $0.6 million for the nine months ended September 30, 2011 and 2010, respectively. Approximately  $0.1 million was payable to MPM as of September 30, 2011 and December 31, 2010.

17. RELATED PARTY TRANSACTIONS

        During the years ended December 31, 2010 and 2009, the Company entered into 2009 Convertible Note Agreements, 2009 Secured Note Agreements, 2010 Secured Note Agreements and December 2010 Convertible Note Agreements, with certain investors in the Company (see Note 10). The composition of the balances due to these investors is  $49.8 million, including accrued interest of  $3.4 million, as of December 31, 2010.

        In February 2008, the Company entered into a services agreement with Stack Pharmaceuticals Inc., or SPI, an entity controlled by David Stack, the Company's chief executive officer. Pursuant to the agreement, SPI provides the Company with the use of SPI's office facilities which include the use of office space for the Company's employees, office furnishings, phone system, internet connections, printers and other related office amenities such as conference rooms. Pursuant to the agreement, the Company paid SPI amounts ranging from  $10,500 to  $18,250 per month during the term of the services agreement. The term of the agreement was one year and was renewable upon consent of both parties and the agreement may be cancelled with 60 days written notice by either party. In February 2009, we renewed the agreement on a month-to-month basis. In August 2010, we entered into a new services agreement with SPI that replaced the agreement that we entered into in February 2008. Pursuant to the new agreement, SPI provides us with the use of SPI's office facilities which includes the use of office space for our employees, office furnishings, phone system, internet connections, printers and other related office amenities such as conference rooms. In addition, SPI provides consulting services and commercial leadership related to EXPAREL regarding the development of strategic plans and analyses for the commercialization of EXPAREL, support in the development of documents, data and materials for investor and commercial partner presentations and documents, and commercial leadership in support of our website. SPI provides these services from time to time as we request. We pay SPI  $2,500 for each day of services provided by SPI up to a maximum of five days per week. We also reimburse SPI for travel expenses incurred by SPI personnel.

        In addition, during 2009 and 2010, SPI performed various projects for the Company. These projects included a business analysis and commercial recommendation for the Company's DepoDur product, a market research project related to the development of a DepoMethotrexate product, market research and forecasting in support of clinical development of EXPAREL for the potential additional indications of nerve block and epidural administration and reimbursement for access to Datamonitor reports for commercial analysis and partnering discussions regarding EXPAREL. The Company incurred expenses under the SPI agreement of  $324,000,  $210,000 and  $258,000 for the years ended December 31, 2010, 2009, and 2008, respectively. As of December 31, 2010 and 2009, the Company had no outstanding balance payable to SPI.

        MPM Asset Management ("MPM"), an investor in the Company, provides clinical management and subscription services to the Company. The Company incurred expenses of  $679,000,  $316,000 and  $30,000 for the years ended December 31, 2010, 2009 and 2008, respectively.  $91,000 and  $88,000 was payable to MPM as of December 31, 2010 and 2009, respectively.

        In April 2010, the Company signed a statement of work for a feasibility study with Rhythm Pharmaceuticals, Inc. The Company earned  $290,000 contract revenue from this statement of work during 2010. MPM and its affiliates are holders of the Company's capital stock. MPM and its affiliates are holders of capital stock of Rhythm Pharmaceuticals, Inc. and a managing director of MPM is a member of the board of directors of Rhythm Pharmaceuticals, Inc.

LEASES	9 Months Ended
Sep. 30, 2011
LEASES
LEASES

Note 11—LEASES

        In August 2011, the Company entered into a new lease contract for its corporate headquarters in Parsippany, New Jersey. The lease for this facility begins in November 2011 and expires in June 2017. Under the lease, the Company is required to pay certain maintenance expenses in addition to rent. The annual minimum rental payments due under the new lease are as follows (in thousands):

Year	Rent Payment
2011 (remaining three months)	$—
2012	282
2013	313
2014	323
2015	357
2016	400
2017 (six months)	268

Total	$1,943

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 12—SUBSEQUENT EVENTS

        On October 28, 2011, the FDA approved the Company's New Drug Application, or NDA, for its lead product candidate, EXPAREL, a liposome injection of bupivacaine, an amide-type local anesthetic, indicated for administration into the surgical site to produce postsurgical analgesia.

        Tranche A of the Hercules Credit Facility is guaranteed by certain of the Company's investors which guarantee is limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest of Tranche A under the Hercules Credit Facility, but in no event exceeding  $11.3 million in the aggregate. The Hercules loan agreement provides that, upon the occurrence of certain circumstances and upon the Company's request, the investors' guarantee may be terminated and released. On October 28, 2011, the Company met the required conditions and requested the release of the guaranty. Upon the release of the investors' guaranty, the interest rate on the Tranche A portion of the term loan will increase to a floating per annum interest rate equal to 11.00% plus the amount, if any, by which the prime rate exceeds 4.00%. In addition, the Company also elected to extend the interest only period from November 30, 2011 to February 28, 2012.

        On October 18, 2011, a development milestone was triggered pursuant to the Novo Agreement (see Note 9), which entitles the Company to a  $2.0 million cash payment.

18. SUBSEQUENT EVENTS

  Initial Public Offering

        In February 2011, we completed our initial public offering of our common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-170245) that was declared effective on February 2, 2011. Under the registration statement, we registered the offering and sale of an aggregate of 6,900,000 shares of our common stock. An aggregate of 6,000,000 shares of common stock registered under the registration statement were sold at a price to the public of  $7.00 per share. Barclays Capital Inc. and Piper Jaffray & Co. acted as joint book running managers of the offering and as representatives of the underwriters. The offering commenced on February 3, 2011 and closed on February 8, 2011. The over-allotment option was not exercised by the underwriters. As a result of our IPO, we raised a total of  $42.0 million in gross proceeds, and approximately  $37.1 million in net proceeds after deducting approximately  $4.9 million in underwriting discounts and commissions and estimated offering expenses.

        Upon the closing of the initial public offering, all outstanding Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, December 2010 Convertible Notes, and HBM Secured Notes were converted into 10,658,845 shares of common stock, as shown in the table below. Prior to the closing initial public offering, the second closing of the December 2010 Convertible Notes was not consummated.

Conversion Shares
Series A convertible preferred stock	6,322,640
2009 Convertible Notes	871,635
2009 Secured Notes	927,881
2010 Secured Notes	1,156,606
HBM Secured Notes	308,655
December 2010 Convertible Notes	1,071,428

  2011 Plan

        The Company's 2011 stock incentive plan, or the 2011 Plan, which became effective immediately prior to the completion of the Company's initial public offering, was adopted by its board of directors and approved by its stockholders in December 2010. The 2011 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards and other stock-based awards. The sum of (up to 2,546,657 shares) (x) the number of shares of its common stock reserved for issuance under the 2007 Plan at such time, and (y) the number of shares of its common stock subject to awards granted under the 2007 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company pursuant to a contractual repurchase right, are reserved for issuance under the 2011 Plan. In addition, the 2011 Plan contains an "evergreen" provision, which allows for an increase in the number of shares available for issuance under the 2011 Plan on the first day of each calendar year from 2012 through 2015.

  Novo Nordisk Development and License Agreement

        In January 2011, the Company entered into an agreement with Novo Nordisk A/S, or Novo, pursuant to which it granted non-exclusive rights to Novo under certain of its patents and know-how to develop, manufacture and commercialize formulations of a Novo proprietary drug using the Company's DepoFoam drug delivery technology. Under this agreement, the Company agreed to undertake specified development and technology transfer activities and to manufacture pre-clinical and certain clinical supplies of such DepoFoam formulated Novo product until the completion of such technology transfer activities. Novo is obligated to pay for all costs incurred by the Company in conducting such development, manufacturing and technology transfer activities. The Company received a one-time upfront payment of  $1.5 million from Novo. The Company is also entitled to receive single-digit royalties on sales of such Novo product for up to twelve years following the first commercial sale of such Novo product. In addition, the Company is entitled to receive up to  $24 million in milestone payments based on achievement of specified development events, and up to an additional  $20 million in milestone payments based on sales of such Novo product exceeding specified amounts. Each party has the right to terminate the agreement for an uncured material breach by the other party or in connection with the other party's bankruptcy or similar event. In addition, Novo has the right to terminate the agreement for convenience at any time upon sixty (60) days notice prior to commercialization of such Novo product and upon ninety (90) days notice thereafter, subject to Novo's payment of a specified termination fee if, after initiation of the technology transfer but prior to commercialization, Novo terminates the agreement other than for certain specified reasons. The Company also has the right to terminate the agreement if (1) Novo decides to discontinue or terminate the development or commercialization of such Novo product, (2) such Novo product no longer has regulatory approval in any market, or (3) Novo or any of its affiliates or sublicensees of such Novo product challenges the validity or enforceability of any of the licensed patents.

Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Pacira Pharmaceuticals, Inc.
Entity Central Index Key	0001396814
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer